[SAFECO-Registered Trademark- LOGO]

                                    2001
                             VARIABLE PORTFOLIO
                             SEMIANNUAL REPORTS

[AIM FUNDS-Registered  [AMERICAN CENTURY-Registered     [DREYFUS-Registered
   Trademark- LOGO]          Trademark- LOGO]             Trademark- LOGO]
                                                     A MELLON FINANCIAL COMPANY

         [FEDERATED-SM- LOGO]           [FIDELITY INVESTMENTS-Registered
     WORLD-CLASS INVESTMENT MANAGER               Trademark- LOGO]

[FRANKLIN-Registered Trademark-      [INVESCO FUNDS-Registered
TEMPLETON-Registered Trademark-          Trademark- LOGO]
     INVESTMENTS LOGO]
                                                    [J P MORGAN FLEMING LOGO]
                                                         ASSET MANAGEENT

[ING PILGRIM LOGO]            [SAFECO-Registered Trademark- LOGO]
                                SAFECO ASSET MANAGEMENT COMPANY

[SCUDDER INVESTMENTS-SM- LOGO]              [WANGER ADVISORS FUNDS LOGO]
                                     MANAGED BY LIBERTY WANGER ASSET MANAGEMENT


SEMIANNUAL REPORTS                                                JUNE 30, 2001

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                     [SAFECO-Registered Trademark- LOGO]

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
August 29, 2001

Dear Valued Customer:

Enclosed are Semiannual Reports for the underlying investment portfolios available as investment options in your SAFECO variable product.* This consolidated report is for the period ending June 30, 2001. Not all investment portfolios in this report are available in all contracts or policies.

We invite you to visit SAFECO on the World Wide Web at WWW.SAFECO.COM to experience how SAFECO is rapidly expanding its Internet site to provide timely information and self-service conveniences. You can access the online Account Services section to view monthly performance information for some of our variable products.

As always, SAFECO is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead. If you have any questions or would like additional information, please call one of our customer service representatives at 1-877-4SAFECO.

Sincerely,

/s/ Randall H. Talbot

Randall H. Talbot
President
SAFECO Life & Investments ("SAFECO")
    SAFECO Life Insurance Company
    First SAFECO National Life Insurance Company of New York

*Variable products include: Resource B, Spinnaker-Registered Trademark-, Spinnaker-Registered Trademark- Plus, NY Spinnaker-Registered Trademark-, NY Spinnaker-Registered Trademark- Plus, Spinnaker-Registered Trademark- Advisor,
 MainSail, ENHANCED Accumulation Life-Registered Trademark- and PREMIER Accumulation Life-Registered Trademark-.

                               SEMIANNUAL REPORT

                                 JUNE 30, 2001
                                   UNAUDITED

                          SAFECO RESOURCE SERIES TRUST

                                   ----------

Equity Portfolio ......................................................... 2
Growth Opportunities Portfolio ........................................... 6
Northwest Portfolio ..................................................... 11
Small Company Value Portfolio ........................................... 15
Bond Portfolio .......................................................... 19
Money Market Portfolio .................................................. 23

                   [SAFECO LOGO] SAFECO-REGISTERED TRADEMARK-

                       REPORT FROM THE PORTFOLIO MANAGER
                          SAFECO RST EQUITY PORTFOLIO
                                 June 30, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    SAFECO RST Equity Portfolio's blend of defensive characteristics and growth potential has kept the Portfolio ahead of the S&P 500 Index for the six and 12 months ended June 30. Still, the Portfolio and Index shared a number of decliners. Year to date, Nortel and Tellabs declined by approximately two-thirds; Cisco declined by slightly over one-half; while CVS, Interpublic and Merck fell roughly one-third.
   On the plus side, Washington Mutual, Microsoft, AOL, Duke Energy, IBM and Bank of America turned in strong performances. I made major sales of Washington Mutual and GE to keep those position sizes in check. I exited Freddie Mac when it became fully valued and eliminated JDS Uniphase when its outlook deteriorated.
   In the first quarter, we bought SBC Communications as a safer harbor in telecommunications and chose El Paso Corp. (natural gas and pipelines) and Duke Energy (electricity generation) for being "growthier" utilities. I bought Tyco International (industrial conglomerate) for its earnings and Anheuser-Busch for the stability that consumer staples provide.
   In the second quarter, we completed establishing a position in El Paso and added to Anheuser-Busch, American Home Products and Procter & Gamble for their reasonable valuations and above-average earnings visibility. Even though CVS, Merck and Interpublic Group remain on my target list, I did not add to them when they declined on disappointing earnings. Their prices didn't dip to levels at which I would be a buyer.
   I diversified our healthcare stake into American Home Products by scaling back Bristol-Myers Squibb. Those two, plus Pfizer, Merck and Johnson & Johnson represent us there.
                            [PHOTO OF RICH MEAGLEY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2001

                             6 MONTHS  1 YEAR   5 YEAR  10 YEAR
SAFECO RST Equity Portfolio    -6.23%  -13.85%   9.83%   14.29%
S&P 500 Index                  -6.70%  -14.82%  14.47%   15.09%

INVESTMENT VALUE

       SAFECO RST EQUITY PORTFOLIO:  S&P 500 INDEX:
6/91                        $10,000         $10,000
7/91                        $10,657         $10,466
8/91                        $10,787         $10,713
9/91                        $10,558         $10,534
10/91                       $10,650         $10,675
11/91                       $10,061         $10,246
12/91                       $11,036         $11,416
1/92                        $11,593         $11,203
2/92                        $11,879         $11,348
3/92                        $11,232         $11,128
4/92                        $11,331         $11,454
5/92                        $11,216         $11,510
6/92                        $10,520         $11,339
7/92                        $10,913         $11,802
8/92                        $10,553         $11,561
9/92                        $10,594         $11,697
10/92                       $10,970         $11,737
11/92                       $11,642         $12,135
12/92                       $11,925         $12,284
1/93                        $12,219         $12,387
2/93                        $12,202         $12,556
3/93                        $12,723         $12,820
4/93                        $12,462         $12,511
5/93                        $13,445         $12,844
6/93                        $13,487         $12,882
7/93                        $13,336         $12,830
8/93                        $14,058         $13,316
9/93                        $14,478         $13,211
10/93                       $14,856         $13,484
11/93                       $14,957         $13,356
12/93                       $15,254         $13,517
1/94                        $16,222         $13,976
2/94                        $15,810         $13,597
3/94                        $15,173         $13,006
4/94                        $15,603         $13,172
5/94                        $15,989         $13,388
6/94                        $15,415         $13,060
7/94                        $15,774         $13,489
8/94                        $16,804         $14,041
9/94                        $16,634         $13,698
10/94                       $17,002         $14,005
11/94                       $16,661         $13,495
12/94                       $16,617         $13,695
1/95                        $16,755         $14,050
2/95                        $17,190         $14,597
3/95                        $17,437         $15,027
4/95                        $17,891         $15,469
5/95                        $18,345         $16,086
6/95                        $18,928         $16,460
7/95                        $19,214         $17,005
8/95                        $19,777         $17,048
9/95                        $20,547         $17,767
10/95                       $20,527         $17,703
11/95                       $21,129         $18,480
12/95                       $21,375         $18,836
1/96                        $21,975         $19,476
2/96                        $22,097         $19,657
3/96                        $22,375         $19,846
4/96                        $22,842         $20,139
5/96                        $23,375         $20,657
6/96                        $23,797         $20,736
7/96                        $22,875         $19,820
8/96                        $23,086         $20,239
9/96                        $24,486         $21,377
10/96                       $25,264         $21,967
11/96                       $27,208         $23,626
12/96                       $26,673         $23,158
1/97                        $28,243         $24,603
2/97                        $28,390         $24,797
3/97                        $27,189         $23,780
4/97                        $28,059         $25,198
5/97                        $29,948         $26,731
6/97                        $31,199         $27,928
7/97                        $33,345         $30,150
8/97                        $31,603         $28,462
9/97                        $32,756         $30,020
10/97                       $31,714         $29,018
11/97                       $32,732         $30,361
12/97                       $33,301         $30,882
1/98                        $33,816         $31,223
2/98                        $36,501         $33,473
3/98                        $37,718         $35,186
4/98                        $37,797         $35,540
5/98                        $37,096         $34,930
6/98                        $38,049         $36,348
7/98                        $37,586         $35,962
8/98                        $32,732         $30,768
9/98                        $35,020         $32,739
10/98                       $38,128         $35,399
11/98                       $40,588         $37,544
12/98                       $41,590         $39,706
1/99                        $42,270         $41,367
2/99                        $41,396         $40,081
3/99                        $42,700         $41,685
4/99                        $45,379         $43,299
5/99                        $44,449         $42,277
6/99                        $45,809         $44,623
7/99                        $44,893         $43,230
8/99                        $44,449         $43,015
9/99                        $42,784         $41,836
10/99                       $45,837         $44,483
11/99                       $45,073         $45,390
12/99                       $45,461         $48,062
1/00                        $43,673         $45,647
2/00                        $41,035         $44,783
3/00                        $45,065         $49,165
4/00                        $43,922         $47,681
5/00                        $43,687         $46,703
6/00                        $44,142         $47,854
7/00                        $43,204         $47,110
8/00                        $45,475         $50,036
9/00                        $42,749         $47,395
10/00                       $43,453         $47,194
11/00                       $40,492         $43,473
12/00                       $40,554         $43,687
1/01                        $41,706         $45,237
2/01                        $38,545         $41,112
3/01                        $36,552         $38,508
4/01                        $38,708         $41,500
5/01                        $39,048         $41,778
6/01                        $38,029         $40,761

Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not the index. If portfolio expenses had been applied to the index, the index values would have been lower.

Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   I expect our current, diverse blend of growth and value stocks to hold up well if the market continues to struggle and, at the same time, position us to participate in an upturn.

Rich Meagley
-------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company then he re-joined in January 1995 as Equity Portfolio Manager and a Vice President of SAFECO Asset Management Company. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
Exxon Mobil Corp.  ............................ 4.4%
  (Integrated Oil & Gas)
Citigroup, Inc.  ............................... 4.0
  (Diversified Financial Services)
Washington Mutual, Inc.  ....................... 4.0
  (Banks)
General Electric Co.  .......................... 3.9
  (Industrial Conglomerates)
Microsoft Corp.  ............................... 3.4
  (Systems Software)
Federal National Mortgage Association  ......... 3.2
  (Diversified Financial Services)
Johnson & Johnson  ............................. 3.2
  (Pharmaceuticals)
Pfizer, Inc.  .................................. 3.1
  (Pharmaceuticals)
American International Group, Inc.  ............ 3.0
  (Multi-Line Insurance)
AOL Time Warner, Inc.  ......................... 3.0
  (Movies & Entertainment)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        95.1%
Mid-Cap: ($1.5 billion-$4 billion)   0.3%
Small-Cap: (under $1.5 billion)      0.0%
Cash & Other:                        4.6%

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------
COMMON STOCKS - 95.4%

ADVERTISING - 0.8%
    120,000   Interpublic Group Cos., Inc.              $    3,522

BANKS - 5.7%
    128,000   Bank of America Corp.                          7,684
    487,500   Washington Mutual, Inc.                       18,306

BREWERS - 1.6%
    180,000   Anheuser-Busch Companies, Inc.                 7,416

COMPUTER HARDWARE - 5.0%
    180,000   *Dell Computer Corp.                           4,671
    140,000   Hewlett-Packard Co.                            4,004
     93,000   International Business Machines Corp.         10,509
    265,000   *Palm, Inc.                                    1,609
    144,000   *Sun Microsystems, Inc.                        2,264

COMPUTER STORAGE & PERIPHERALS - 0.9%
    150,000   *EMC Corp.                                     4,357

DATA PROCESSING SERVICES - 1.0%
     92,000   Automatic Data Processing, Inc.                4,572

DEPARTMENT STORES - 1.3%
    175,000   May Department Stores Co.                      5,995

DIVERSIFIED FINANCIAL SERVICES - 9.1%
    346,666   Citigroup, Inc.                               18,318
    173,000   Federal National Mortgage Association         14,731
    192,500   J.P. Morgan Chase & Co.                        8,585

DRUG RETAIL - 0.9%
    105,000   CVS Corp.                                      4,053

ELECTRIC UTILITIES - 1.6%
    191,000   Duke Energy Corp.                              7,451

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
     75,000   Emerson Electric Co.                           4,537
 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

GAS UTILITIES - 1.6%
    140,000   El Paso Corp.                             $    7,356

GENERAL MERCHANDISE STORES - 2.5%
    233,000   Wal-Mart Stores, Inc.                         11,370

HOUSEHOLD PRODUCTS - 2.5%
    180,000   Procter & Gamble Co.                          11,484

INDUSTRIAL CONGLOMERATES - 5.9%
    370,000   General Electric Co.                          18,037
    165,000   Tyco International, Ltd.                       8,992

INDUSTRIAL GASES - 1.1%
    105,000   Praxair, Inc.                                  4,935

INDUSTRIAL MACHINERY - 1.3%
    158,000   Dover Corp.                                    5,949

INTEGRATED OIL & GAS - 7.1%
    228,000   Exxon Mobil Corp.                             19,916
    218,000   Royal Dutch Petroleum Co. (ADR)               12,703

INTEGRATED TELECOMMUNICATIONS SERVICES - 6.7%
    170,000   AT&T Corp.                                     3,740
    175,000   CenturyTel, Inc.                               5,303
    230,000   SBC Communications, Inc.                       9,214
    200,000   Verizon Communications                        10,700
    110,000   *WorldCom, Inc. -- WorldCom Group              1,646

MOVIES & ENTERTAINMENT - 4.6%
    257,000   *AOL Time Warner, Inc.                        13,621
    254,000   Walt Disney Co.                                7,338

MULTI-LINE INSURANCE - 3.0%
    161,000   American International Group, Inc.            13,846

NETWORKING EQUIPMENT - 1.4%
    340,000   *Cisco Systems, Inc.                           6,188

PERSONAL PRODUCTS - 1.1%
    175,000   Gillette Co.                                   5,073

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                               EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

PHARMACEUTICALS - 14.4%
    180,000   Abbott Laboratories                       $    8,642
    202,000   American Home Products Corp.                  11,805
    145,000   Bristol-Myers Squibb Co.                       7,584
    288,000   Johnson & Johnson                             14,400
    146,000   Merck & Co., Inc.                              9,331
    357,000   Pfizer, Inc.                                  14,298

PUBLISHING & PRINTING - 1.5%
    106,000   Gannett Co., Inc.                              6,985

SEMICONDUCTOR EQUIPMENT - 2.6%
     47,000   *Applied Materials, Inc.                       2,308
    331,000   Intel Corp.                                    9,682

SEMICONDUCTORS - 0.6%
     80,000   Texas Instruments, Inc.                        2,520

SOFT DRINKS - 1.8%
    185,000   PepsiCo, Inc.                                  8,177

SYSTEMS SOFTWARE - 4.7%
    215,000   *Microsoft Corp.                              15,609
    305,000   *Oracle Corp.                                  5,795

TELECOMMUNICATIONS EQUIPMENT - 2.1%
    205,000   Lucent Technologies, Inc.                      1,271
    170,000   Motorola, Inc.                                 2,815
    169,000   Nortel Networks Corp.                          1,536
     52,000   *QUALCOMM, Inc.                                3,041
     50,000   *Tellabs, Inc.                                   969
                                                        ----------
TOTAL COMMON STOCKS                                        436,763
                                                        ----------
 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------
CASH EQUIVALENTS - 4.6%

INVESTMENT COMPANIES
 20,989,307   AIM Short-Term Investments Co. Liquid
              Assets Money Market Portfolio
              (Institutional Shares)                    $   20,989
                                                        ----------
TOTAL CASH EQUIVALENTS                                      20,989
                                                        ----------
TOTAL INVESTMENTS - 100.0%                                 457,752
Other Assets, less Liabilities                                (128)
                                                        ----------
NET ASSETS                                              $  457,624
                                                        ==========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                   SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
                                 June 30, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    In the first half of 2001, the type of stocks favored by SAFECO RST Growth Opportunities Portfolio prevailed, and the Portfolio widely outperformed the S&P 500 and the Russell 2000 indexes.
   Our medical products and suppliers delivered strong returns. I like these areas because, no matter what the economy does, people need health care. Serologicals (supplier to drug manufacturers) and ESC Medical Systems (lasers for cosmetic surgery) were big contributors in the first half of this year. Conceptus climbed into our top ten when its nonsurgical tubal ligation (STOP) product moved into late stage trials. The STOP device has already been approved and launched in Australia.
   Elizabeth Arden moved up when French Fragrances took its name in an acquisition that added to earnings. Investors returned to beleaguered Rent-Way, and its stock price is beginning to reflect the company's potential for recovery. Meanwhile, bill collector NCO Group continues to benefit from unprecedented levels of consumer debt.
   Given that small caps generally lead out of a recession, and I look for that to happen in the second half of 2001, I've bought a basket of cyclical and "growthier" names. These range from emerging pharmaceutical companies to Palm. I also expect MICROS Systems (point-of-sale inventory control) to be a leader in a recovery.
                             [PHOTO OF TOM MAGUIRE]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2001

                                           6 MONTHS  1 YEAR   5 YEAR   SINCE INCEPTION*
SAFECO RST Growth Opportunities Portfolio    23.13%   13.87%   15.44%            21.18%
S&P 500 Index                                -6.70%  -14.82%   14.47%            15.36%
Russell 2000 Index                            6.80%    0.75%    9.70%            11.67%

INVESTMENT VALUE

          SAFECO RST GROWTH
       OPPORTUNITIES PORTFOLIO:  S&P 500 INDEX:  RUSSELL 2000 INDEX:
1/93                    $10,000         $10,000              $10,000
2/93                     $9,475         $10,136               $9,769
3/93                    $10,059         $10,350              $10,086
4/93                     $9,683         $10,100               $9,809
5/93                    $10,535         $10,369              $10,243
6/93                    $10,891         $10,400              $10,307
7/93                    $11,297         $10,358              $10,449
8/93                    $12,198         $10,750              $10,900
9/93                    $12,822         $10,665              $11,208
10/93                   $13,386         $10,886              $11,496
11/93                   $12,792         $10,782              $11,122
12/93                   $13,473         $10,913              $11,502
1/94                    $14,382         $11,283              $11,862
2/94                    $13,861         $10,977              $11,819
3/94                    $13,351         $10,500              $11,196
4/94                    $13,750         $10,634              $11,263
5/94                    $14,094         $10,808              $11,136
6/94                    $13,662         $10,544              $10,760
7/94                    $14,216         $10,889              $10,937
8/94                    $14,714         $11,335              $11,546
9/94                    $14,626         $11,058              $11,507
10/94                   $15,169         $11,306              $11,461
11/94                   $14,936         $10,895              $10,998
12/94                   $15,079         $11,056              $11,292
1/95                    $15,148         $11,343              $11,149
2/95                    $15,694         $11,784              $11,614
3/95                    $15,671         $12,131              $11,813
4/95                    $15,973         $12,488              $12,075
5/95                    $16,670         $12,987              $12,283
6/95                    $17,727         $13,288              $12,920
7/95                    $18,506         $13,728              $13,664
8/95                    $18,587         $13,763              $13,947
9/95                    $19,644         $14,343              $14,196
10/95                   $19,818         $14,292              $13,561
11/95                   $20,666         $14,919              $14,131
12/95                   $21,261         $15,206              $14,504
1/96                    $21,476         $15,723              $14,488
2/96                    $22,051         $15,869              $14,940
3/96                    $22,654         $16,022              $15,244
4/96                    $24,060         $16,258              $16,059
5/96                    $25,519         $16,677              $16,692
6/96                    $24,608         $16,740              $16,006
7/96                    $22,439         $16,001              $14,608
8/96                    $24,381         $16,339              $15,457
9/96                    $25,827         $17,258              $16,061
10/96                   $26,322         $17,734              $15,813
11/96                   $26,898         $19,073              $16,465
12/96                   $28,077         $18,695              $16,896
1/97                    $29,769         $19,863              $17,234
2/97                    $28,529         $20,019              $16,816
3/97                    $27,480         $19,198              $16,022
4/97                    $26,255         $20,343              $16,067
5/97                    $30,395         $21,580              $17,854
6/97                    $32,757         $22,547              $18,620
7/97                    $34,988         $24,340              $19,486
8/97                    $36,431         $22,978              $19,932
9/97                    $39,419         $24,235              $21,391
10/97                   $38,340         $23,427              $20,451
11/97                   $40,177         $24,510              $20,319
12/97                   $40,587         $24,931              $20,675
1/98                    $40,796         $25,206              $20,348
2/98                    $45,019         $27,023              $21,853
3/98                    $48,391         $28,406              $22,754
4/98                    $50,147         $28,692              $22,880
5/98                    $47,592         $28,199              $21,648
6/98                    $47,731         $29,344              $21,693
7/98                    $44,950         $29,032              $19,937
8/98                    $34,364         $24,839              $16,066
9/98                    $35,425         $26,430              $17,323
10/98                   $37,928         $28,578              $18,030
11/98                   $39,509         $30,310              $18,974
12/98                   $41,329         $32,055              $20,148
1/99                    $42,396         $33,396              $20,416
2/99                    $37,274         $32,358              $18,762
3/99                    $36,963         $33,653              $19,055
4/99                    $37,740         $34,956              $20,763
5/99                    $37,837         $34,130              $21,066
6/99                    $39,272         $36,025              $22,019
7/99                    $38,438         $34,900              $21,415
8/99                    $36,944         $34,726              $20,622
9/99                    $36,711         $33,774              $20,627
10/99                   $37,759         $35,911              $20,710
11/99                   $39,117         $36,644              $21,947
12/99                   $43,658         $38,801              $24,431
1/00                    $41,853         $36,852              $24,039
2/00                    $47,092         $36,154              $28,008
3/00                    $49,828         $39,691              $26,162
4/00                    $46,141         $38,493              $24,587
5/00                    $40,844         $37,703              $23,154
6/00                    $44,298         $38,633              $25,173
7/00                    $44,046         $38,032              $24,363
8/00                    $46,995         $40,394              $26,222
9/00                    $45,171         $38,262              $25,451
10/00                   $44,259         $38,100              $24,315
11/00                   $39,680         $35,096              $21,819
12/00                   $40,966         $35,269              $23,693
1/01                    $45,213         $36,520              $24,926
2/01                    $40,705         $33,190              $23,291
3/01                    $37,678         $31,088              $22,152
4/01                    $41,598         $33,504              $23,885
5/01                    $45,801         $33,728              $24,472
6/01                    $50,440         $32,907              $25,317

*The Portfolio's inception was January 7, 1993.

Performance information begins on January 31, 1993. Performance represents the performance of the Growth Opportunities Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. The Russell 2000 Index is an unmanaged index that is representative of the small cap market. Management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower.

Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In closing, I am enthused that the market and I seem, once again, to be in agreement on what constitutes a winning stock: cheaper companies that have earnings and are growing them.

Tom Maguire
-------------------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
NCO Group, Inc.  .............................. 8.0%
  (Diversified Commercial Services)
PolyMedica Corp.  .............................. 5.8
  (Health Care Supplies)
United Stationers, Inc.  ....................... 4.0
  (Office Services & Supplies)
Rent-Way, Inc.  ................................ 3.6
  (Diversified Financial Services)
ESC Medical Systems, Ltd.  ..................... 3.4
  (Health Care Equipment)
First Horizon Pharmaceutical Corp.  ............ 2.6
  (Pharmaceuticals)
Western Wireless Corp. (Class A)  .............. 2.5
  (Wireless Telecom Services)
Conceptus, Inc.  ............................... 2.5
  (Health Care Equipment)
Serologicals Corp.  ............................ 2.4
  (Biotechnology)
MICROS Systems, Inc.  .......................... 2.3
  (Application Software)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Small-Cap: (under $1.5 billion)     84.3%
Mid-Cap: ($1.5 billion-$4 billion)   9.3%
Large-Cap: (over $4 billion)         5.0%
Cash & Other:                        1.4%

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------
COMMON STOCKS - 98.6%

APPLICATION SOFTWARE - 9.6%
   235,400   *Aspen Technology, Inc.                   $    5,697
    83,527   Autodesk, Inc.                                 3,116
   164,300   *Cadence Design Systems, Inc.                  3,061
   239,100   *CryptoLogic, Inc.                             5,449
   661,000   *J.D. Edwards & Co.                            9,347
   469,100   *MICROS Systems, Inc.                         10,320
   178,500   *PLATO Learning, Inc.                          5,525

BANKS - 1.3%
   171,000   Doral Financial Corp.                          5,865

BIOTECHNOLOGY - 9.5%
   242,400   *Applied Molecular Evolution, Inc.             3,025
   550,000   *AtheroGenics, Inc. (Illiquid)
             (acquired 6/15/01)**++                         2,970
    55,000   *Bio-Technology General Corp.                    720
   250,000   *Cellegy Pharmaceuticals, Inc.
             (Illiquid) (acquired 6/06/01)**++              1,548
   227,600   *Ista Pharmaceuticals, Inc.                      740
   476,900   *North American Scientific, Inc.               6,915
   312,900   *Novavax, Inc.                                 3,442
   225,000   *Pain Therapeutics, Inc.                       1,721
   176,000   *SangStat Medical Corp.                        2,883
   500,800   *Serologicals Corp.                           10,687
   464,000   *+SpectRx, Inc. (Illiquid) (acquired
             5/31/01)**++                                   3,449
   258,500   *SuperGen, Inc.                                3,808

BROADCASTING & CABLE TV - 2.3%
   104,460   *Clear Channel Communications                  6,550
   100,200   *Salem Communications Corp. (Class A)          2,192
    58,000   *ValueVision International, Inc.
             (Class A)                                      1,261

CASINOS & GAMING - 1.7%
   116,200   *Anchor Gaming                                 7,509
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

CATALOG RETAIL - 0.7%
   495,200   *+Concepts Direct, Inc.                   $    1,535
   399,700   *+Provell, Inc.                                1,639

COMPUTER HARDWARE - 1.6%
 1,184,000   *Palm, Inc.                                    7,187

CONSUMER FINANCE - 0.0%
    57,560   *Towne Services, Inc.                             50

DIVERSIFIED COMMERCIAL SERVICES - 14.4%
   204,200   Central Parking Corp.                          3,818
   219,500   *FirstService Corp.                            4,961
   319,500   *FTI Consulting, Inc.                          6,965
   224,520   *Iron Mountain, Inc.                          10,067
 1,144,775   *NCO Group, Inc.                              35,408
   172,200   *ResortQuest International, Inc.               1,980

DIVERSIFIED FINANCIAL SERVICES - 3.7%
    36,400   *Instinet Group, Inc.                            678
 1,439,800   *+Rent-Way, Inc.                              15,694

DRUG RETAIL - 0.8%
    90,000   CVS Corp.                                      3,474

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
    65,000   *Optimal Robotics Corp.                        2,470

ENVIRONMENTAL SERVICES - 0.4%
   142,900   *Newpark Resources, Inc.                       1,586

FOOTWEAR - 0.9%
   205,900   *Steven Madden, Ltd.                           3,762

HEALTH CARE EQUIPMENT - 13.5%
    96,000   *ABIOMED, Inc.                                 2,264
   125,000   *Aksys, Ltd.                                   1,299
   726,100   *+Conceptus, Inc.                             10,891
   140,400   Datascope Corp.                                6,471
   523,040   *Endocare, Inc.                                8,363
   519,000   *ESC Medical Systems, Ltd.                    14,973
   166,600   *INAMED Corp.                                  4,073
   247,100   *Lifeline Systems, Inc.                        4,883
   246,900   *Physiometrix, Inc.                              741
   223,100   *SonoSite, Inc.                                4,328
   225,800   *STAAR Surgical Co.                            1,091

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

HEALTH CARE FACILITIES - 2.9%
   261,750   *Matria Healthcare, Inc.                  $    4,120
    83,900   *Novametrix Medical Systems, Inc.                504
   318,850   *Prime Medical Services, Inc.                  1,438
   415,400   *Quidel Corp.                                  1,915
   553,477   *Res-Care, Inc.                                4,572

HEALTH CARE SUPPLIES - 6.0%
   159,000   *AeroGen, Inc.                                 1,072
   625,200   *PolyMedica Corp.                             25,321

HOME FURNISHINGS - 0.1%
    51,700   *Rainbow Rentals, Inc.                           362

HOTELS - 1.3%
   734,900   *+Suburban Lodges of America, Inc.             5,659

INTERNET SOFTWARE & SERVICES - 4.4%
   276,000   *Centra Software, Inc.                         4,689
 1,227,816   *InfoSpace, Inc.                               4,715
    68,000   *IntraNet Solutions, Inc.                      2,587
   377,700   *Websense, Inc.                                7,554

IT CONSULTING & SERVICES - 1.0%
   483,900   *CIBER, Inc.                                   4,597

LEISURE PRODUCTS - 0.2%
   386,500   *+Travis Boats & Motors, Inc.                  1,043

OFFICE SERVICES & SUPPLIES - 4.0%
   558,800   *United Stationers, Inc.                      17,636

PAPER PACKAGING - 1.0%
   332,000   Intertape Polymer Group, Inc.                  4,512

PERSONAL PRODUCTS - 2.6%
   219,700   *Elizabeth Arden, Inc.                         5,363
   708,000   Nu Skin Enterprises, Inc. (Class A)            6,018
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

PHARMACEUTICALS - 4.1%
    49,800   Alpharma, Inc.                            $    1,357
   101,500   *Emisphere Technologies, Inc.                  2,951
   349,300   *First Horizon Pharmaceutical Corp.           11,213
   210,000   *Nastech Pharmaceutical Co., Inc.              2,069
    35,000   *XOMA, Ltd.                                      597

PROPERTY & CASUALTY INSURANCE - 0.6%
   235,000   Vesta Insurance Group, Inc.                    2,573

PUBLISHING & PRINTING - 0.4%
   363,500   *Mail-Well, Inc.                               1,545

RESTAURANTS - 0.7%
   266,800   *NPC International, Inc.                       2,881

SEMICONDUCTORS - 0.7%
   128,000   *PSi Technologies Holdings, Inc. (ADR)           768
   681,000   *SONICblue, Inc.                               2,247

SPECIALTY CHEMICALS - 0.0%
     9,000   *Eden Bioscience Corp.                            90

SPECIALTY STORES - 1.4%
   214,500   Claire's Stores, Inc.                          4,153
   299,071   *Harold's Stores, Inc.                           897
   570,850   *+TRM Copy Centers Corp.                         970

SYSTEMS SOFTWARE - 1.4%
   177,600   *NYFIX, Inc.                                   5,674
   340,000   *Sphinx International, Inc. (Illiquid)           323

TELECOMMUNICATIONS EQUIPMENT - 0.5%
    74,900   *ADTRAN, Inc.                                  1,535
    92,700   *Innotrac Corp.                                  695

WIRELESS TELECOMMUNICATIONS SERVICES - 4.3%
   356,024   Deutsche Telekom AG (ADR)                      7,993
   258,200   *Western Wireless Corp. (Class A)             11,103
                                                       ----------
TOTAL COMMON STOCKS                                       433,762
                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------
WARRANTS - 0.5%

BIOTECHNOLOGY - 0.2%
    75,000   *Novavax, Inc.++                          $      375
    92,800   *SpectRx, Inc. (Illiquid) (acquired
             5/31/01)**++                                     403

HEALTH CARE EQUIPMENT - 0.1%
    49,880   *Endocare, Inc.++                                619

PHARMACEUTICALS - 0.2%
   105,000   *Nastech Pharmaceutical Co., Inc.++              807
                                                       ----------
TOTAL WARRANTS                                              2,204
                                                       ----------
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

CASH EQUIVALENTS - 1.1%

INVESTMENT COMPANIES
$4,871,320   AIM Short-Term Investments Co. Liquid
             Assets Money Market Portfolio
             (Institutional Shares)                    $    4,871
                                                       ----------
TOTAL CASH EQUIVALENTS                                      4,871
                                                       ----------
TOTAL INVESTMENTS - 100.2%                                440,837
Other Assets, less Liabilities                               (685)
                                                       ----------
NET ASSETS                                             $  440,152
                                                       ==========

   *  Non-income producing security.
  ** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $7,495,000 and the total value is 1.90% of net assets.
   + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $50,293,000.
  ++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                         SAFECO RST NORTHWEST PORTFOLIO
                                 June 30, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO RST Northwest Portfolio's performance improved from the first to second quarter as tech and biotech improved; and we finished the first half of 2001 ahead of both the S&P 500 and the WM Northwest 50 Index. While better than its benchmarks, the Portfolio's year-to-date returns remain in negative territory.
   Telecom proved the biggest drag on the Portfolio's and the market's performance. Since the year began, I have worked toward pruning and improving the quality of our tech holdings, lightening telecom most of all. At June 30, we were positioned more defensively, but still at levels that support our long-term strategy of overweighting in these high-growth areas.
   Microsoft has been a big winner year to date, up nearly 70%. I sold shares to take profits and trim our position to 5% of net assets. The as-expected appeals court ruling -- which decreased the likelihood of breakup -- brightened the Northwest's economic outlook. (Microsoft stock options are a significant influence on personal income.)
   Kroger, Costco, American Home Products, Starbucks and Safeway added stability to the Portfolio, as did our financials, which continued to perform well. Bank of America gained 30% through June 30. I've allowed disability insurer StanCorp to join our top ten, but did reduce our position in Washington Mutual as its share price growth slowed.
                            [PHOTO OF BILL WHITLOW]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2001

                                6 MONTHS  1 YEAR   5 YEAR   SINCE INCEPTION*
SAFECO RST Northwest Portfolio    -2.26%  -23.28%   12.09%             9.60%
S&P 500 Index                     -6.70%  -14.82%   14.47%            15.36%
WM NW 50 Index                    -3.42%   -0.23%   18.64%            15.52%

INVESTMENT VALUE

               SAFECO RST
          NORTHWEST PORTFOLIO:  S&P 500 INDEX:  NW 50 INDEX:
1/31/93                $10,000         $10,000       $10,000
2/28/93                 $9,385         $10,136        $9,675
3/31/93                 $9,633         $10,350       $10,062
4/30/93                 $9,325         $10,100        $9,822
5/31/93                 $9,563         $10,369       $10,052
6/30/93                 $9,474         $10,400        $9,823
7/31/93                 $9,425         $10,358        $9,457
8/31/93                 $9,623         $10,750        $9,832
9/30/93                 $9,722         $10,665        $9,598
10/31/93                $9,841         $10,886        $9,929
11/30/93                $9,901         $10,782       $10,129
12/31/93                $9,945         $10,913       $10,250
1/31/94                $10,146         $11,283       $10,548
2/28/94                $10,496         $10,977       $10,693
3/31/94                $10,216         $10,500       $10,303
4/30/94                $10,166         $10,634       $10,259
5/31/94                $10,055         $10,808       $10,400
6/30/94                 $9,915         $10,544       $10,071
7/31/94                $10,086         $10,889       $10,135
8/31/94                $10,526         $11,335       $10,705
9/30/94                $10,536         $11,058       $10,281
10/31/94               $10,646         $11,306       $10,205
11/30/94               $10,396         $10,895       $10,008
12/31/94               $10,309         $11,056       $10,049
1/31/95                $10,097         $11,343       $10,006
2/28/95                $10,258         $11,784       $10,362
3/31/95                $10,661         $12,131       $10,690
4/30/95                $10,681         $12,488       $10,999
5/31/95                $10,812         $12,987       $10,987
6/30/95                $11,356         $13,288       $11,642
7/31/95                $12,040         $13,728       $12,070
8/31/95                $12,292         $13,763       $12,287
9/30/95                $12,070         $14,343       $12,723
10/31/95               $11,778         $14,292       $12,413
11/30/95               $11,517         $14,919       $12,582
12/31/95               $11,074         $15,206       $12,719
1/31/96                $11,043         $15,723       $12,637
2/29/96                $11,349         $15,869       $12,914
3/31/96                $11,972         $16,022       $13,328
4/30/96                $12,268         $16,258       $14,114
5/31/96                $12,452         $16,677       $14,327
6/30/96                $12,196         $16,740       $14,251
7/31/96                $11,707         $16,001       $13,536
8/31/96                $12,023         $16,339       $14,192
9/30/96                $12,207         $17,258       $14,544
10/31/96               $11,900         $17,734       $14,428
11/30/96               $12,390         $19,073       $15,456
12/31/96               $12,452         $18,695       $15,802
1/31/97                $13,315         $19,863       $16,491
2/28/97                $13,294         $20,019       $16,782
3/31/97                $12,749         $19,198       $16,302
4/30/97                $13,130         $20,343       $17,014
5/31/97                $13,962         $21,580       $18,391
6/30/97                $14,753         $22,547       $19,243
7/31/97                $16,058         $24,340       $20,981
8/31/97                $15,636         $22,978       $20,284
9/30/97                $16,417         $24,235       $21,686
10/31/97               $15,647         $23,427       $20,234
11/30/97               $16,438         $24,510       $21,444
12/31/97               $16,314         $24,931       $20,941
1/31/98                $16,121         $25,206       $20,842
2/28/98                $17,763         $27,023       $22,954
3/31/98                $17,892         $28,406       $24,029
4/30/98                $18,364         $28,692       $24,211
5/31/98                $17,001         $28,199       $22,749
6/30/98                $17,366         $29,344       $24,155
7/31/98                $16,336         $29,032       $22,658
8/31/98                $13,084         $24,839       $19,025
9/30/98                $13,835         $26,430       $19,903
10/31/98               $14,715         $28,578       $22,106
11/30/98               $16,003         $30,310       $24,615
12/31/98               $16,787         $32,055       $27,555
1/31/99                $17,828         $33,396       $28,932
2/28/99                $17,141         $32,358       $28,501
3/31/99                $17,366         $33,653       $30,497
4/30/99                $17,753         $34,956       $31,708
5/31/99                $18,547         $34,130       $31,748
6/30/99                $19,974         $36,025       $33,218
7/31/99                $19,534         $34,900       $30,670
8/31/99                $19,567         $34,726       $30,575
9/30/99                $19,320         $33,774       $29,953
10/31/99               $21,327         $35,911       $31,511
11/30/99               $23,087         $36,644       $32,023
12/31/99               $25,956         $38,801       $35,217
1/31/00                $26,036         $36,852       $34,760
2/29/00                $28,943         $36,154       $36,155
3/31/00                $29,561         $39,691       $38,288
4/30/00                $25,956         $38,493       $34,767
5/31/00                $24,926         $37,703       $32,533
6/30/00                $28,130         $38,633       $33,576
7/31/00                $26,860         $38,032       $32,834
8/31/00                $28,176         $40,394       $35,245
9/30/00                $25,292         $38,262       $33,478
10/31/00               $25,349         $38,100       $34,483
11/30/00               $21,973         $35,096       $32,201
12/31/00               $22,080         $35,269       $34,686
1/31/01                $23,727         $36,520       $35,809
2/28/01                $21,245         $33,190       $32,200
3/31/01                $19,378         $31,088       $29,939
4/30/01                $20,166         $33,504       $32,577
5/31/01                $21,001         $33,728       $33,323
6/30/01                $21,581         $33,500       $32,907

* The Portfolio's inception was January 7, 1993. Performance information begins on January 31, 1993. Performance represents the performance of the Northwest Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. The WM Group's Northwest 50 Index is an index of 50 Northwest companies weighted by their regional impact. Investment management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not the index. If portfolio expenses had been applied to the index, the index values would have been lower.

Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   I also took a profit in Expeditors International. While I'm working to limit the position size of stocks that I perceive as higher risk, I'm also working to catch cyclical stocks on their upswing. Thus, I initiated a position in Alaska Airlines, am holding Boeing, and I added Triquint Semiconductors and Tektronix.
   While our overall portfolio is less aggressive, our tech holdings remain at a level that supports our long-term strategy of overweighting high-growth areas.

Bill Whitlow
-------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Portfolio Manager, he was Director of Research at Pacific Crest Securities. He holds a B.A. in chemistry from the
U. of Colorado and an M.B.A. from the University of California at Berkeley. He is a CFA, a member of the Washington State Governor's Council of Economic Advisors, and a Vice President of SAFECO Asset Management Company.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
StanCorp Financial Group, Inc.  ............... 5.4%
  (Life & Health Insurance)
Microsoft Corp.  ............................... 4.9
  (Systems Software)
Starbucks Corp.  ............................... 4.9
  (Restaurants)
Washington Mutual, Inc.  ....................... 4.7
  (Banks)
Expeditors International of Washington,
  Inc.  ........................................ 4.6
  (Air Freight & Couriers)
Kroger Co.  .................................... 4.3
  (Food--Retail)
Costco Wholesale Corp.  ........................ 3.9
  (General Merchandise Stores)
Intel Corp.  ................................... 3.9
  (Semiconductor Equipment)
American Home Products Corp.  .................. 3.2
  (Pharmaceuticals)
Hewlett-Packard Co.  ........................... 2.9
  (Computer Hardware)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        51.0%
Mid-Cap: ($1.5 billion-$4 billion)  13.7%
Small-Cap: (under $1.5 billion)     32.6%
Cash & Other                         2.7%

JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 NORTHWEST PORTFOLIO

SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------
COMMON STOCKS - 97.3%

AEROSPACE & DEFENSE - 2.7%
    34,000   Boeing Co.                                $   1,890

AIR FREIGHT & COURIERS - 4.6%
    53,000   Expeditors International of
             Washington, Inc.                              3,180

AIRLINES - 1.0%
    25,000   *Alaska Air Group, Inc.                         722

ALTERNATIVE CARRIERS - 0.3%
   105,000   *XO Communications, Inc. (Class A)              202

APPLICATION SOFTWARE - 4.2%
   220,000   *Captaris, Inc.                                 457
    18,720   *NetIQ Corp.                                    586
   139,500   *ONYX Software Corp.                          1,116
   125,000   *Primus Knowledge Solutions, Inc.               749

BANKS - 12.5%
    25,000   Bank of America Corp.                         1,501
     4,300   Glacier Bancorp, Inc.                            82
    38,000   Pacific Northwest Bancorp                       950
    58,836   U.S. Bancorp                                  1,341
    50,000   Washington Banking Co.                          445
    87,000   Washington Mutual, Inc.                       3,267
    83,000   West Coast Bancorp, Inc.                      1,051

BIOTECHNOLOGY - 4.2%
    56,000   *Corixa Corp.                                   956
    59,000   *Dendreon Corp.                                 987
    56,000   *Immunex Corp.                                  994

CATALOG RETAIL - 1.7%
    46,000   *Coldwater Creek, Inc.                        1,196

COMPUTER HARDWARE - 2.9%
    69,000   Hewlett-Packard Co.                           1,973

DIVERSIFIED CHEMICALS - 1.6%
    95,000   Penford Corp.                                 1,102

ELECTRIC UTILITIES - 3.5%
    27,000   *Calpine Corp.                                1,020
   118,000   *Montana Power Co.                            1,369
SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.6%
    12,967   *Agilent Technologies, Inc.               $     421

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
    67,000   *Tektronix, Inc.                              1,819

FOOD RETAIL - 6.3%
   119,000   *Kroger Co.                                   2,975
    29,000   *Safeway, Inc.                                1,392

FOOTWEAR - 2.0%
    33,000   NIKE, Inc. (Class B)                          1,386

FOREST PRODUCTS - 1.0%
    12,000   Weyerhaeuser Co.                                660

GENERAL MERCHANDISE STORES - 3.9%
    66,000   *Costco Wholesale Corp.                       2,711

HEALTH CARE EQUIPMENT - 2.2%
    80,000   *SonoSite, Inc.                               1,552

INTERNET SOFTWARE & SERVICES - 0.6%
   103,374   *InfoSpace, Inc.                                397

LEISURE PRODUCTS - 2.4%
    67,000   *Ambassadors International, Inc.              1,655

LIFE & HEALTH INSURANCE - 5.4%
    79,000   StanCorp Financial Group, Inc.                3,744

MOVIES & ENTERTAINMENT - 1.4%
    81,000   *RealNetworks, Inc.                             952

NETWORKING EQUIPMENT - 1.6%
    49,427   *Avocent Corp.                                1,124

PHARMACEUTICALS - 4.6%
    38,000   American Home Products Corp.                  2,221
    61,000   *Penwest Pharmaceuticals Co.                    945

RESTAURANTS - 4.9%
   146,000   *Starbucks Corp.                              3,358

SEMICONDUCTOR EQUIPMENT - 3.9%
    92,000   Intel Corp.                                   2,691

                       SEE NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 NORTHWEST PORTFOLIO

SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------

SEMICONDUCTORS - 2.8%
    22,000   *Micron Technology, Inc.                  $     904
    47,000   *TriQuint Semiconductor, Inc.                 1,057

SPECIALTY CHEMICALS - 0.5%
    38,000   *Eden Bioscience Corp.                          380

STEEL - 2.1%
   100,000   Schnitzer Steel Industries, Inc.              1,425

SYSTEMS SOFTWARE - 4.9%
    47,000   *Microsoft Corp.                              3,412

WIRELESS TELECOMMUNICATIONS SERVICES - 4.4%
    71,000   *AT&T Wireless Group                          1,161
    44,200   *Western Wireless Corp. (Class A)             1,901
                                                       ---------
TOTAL COMMON STOCKS                                       67,379
                                                       ---------
SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------

CASH EQUIVALENTS - 2.5%

INVESTMENT COMPANIES
 1,727,466   AIM Short-Term Investments Co. Liquid
             Assets Money Market Portfolio
             (Institutional Shares)                    $   1,728
                                                       ---------
TOTAL CASH EQUIVALENTS                                     1,728
                                                       ---------
TOTAL INVESTMENTS - 99.8%                                 69,107
Other Assets, less Liabilities                               113
                                                       ---------
NET ASSETS                                             $  69,220
                                                       =========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO
                                 June 30, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    For the six months ended June 30, 2001, the SAFECO Small Company Value Portfolio outperformed both the Russell 2000 and the Russell 2000 Value Indexes. The Portfolio is skewed towards smaller, cheaper stocks, and this part of the market has outperformed all others during the latest six and 12 months.
   While I keep the Portfolio largely in line with the value index, I also selectively over- and underweight sectors. For example, in the first quarter I increased our exposure in community banks that could benefit as short-term rates declined. This helped us outperform. So did being underweighted in utilities, tech and telecom, which turned in the market's worst performances in the second quarter. I remain concerned about regulated utilities' ability to raise prices to recover the increased raw energy costs.
   Rent-Way came back from an accounting controversy to be the Portfolio's biggest contributor. It's up over 145% year to date. ITT has more than doubled as the addition of computer curricula to its vocational schools began to bear fruit. Meanwhile, World Fuel, a broker and reseller of jet and ship fuel around the world, continues to benefit by its outstanding business model and is up over 70%.
   On the sell side, I profitably exited Ingels Markets when it failed to cut its spending levels as planned. We also sold Deb Shops when it reached our price target.
   While the Portfolio is positioned somewhat conservatively, I am also prudently adding stocks, such as Elcor, that stand to benefit as the economy starts moving again. In addition to
                             [PHOTO OF GREG EISEN]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2001

                                          6 MONTHS  1 YEAR  SINCE INCEPTION*
SAFECO RST Small Company Value Portfolio    18.35%  12.51%             6.87%
Russell 2000 Index                           6.80%   0.75%            11.68%
Russell 2000 Value Index                    12.78%  30.87%            12.97%

INVESTMENT VALUE

              SAFECO RST SMALL                           RUSSELL 2000
          COMPANY VALUE PORTFOLIO:  RUSSELL 2000 INDEX:  VALUE INDEX:
4/30/97                    $10,000              $10,000       $10,000
5/31/97                    $10,680              $11,115       $10,796
6/30/97                    $11,230              $11,587       $11,342
7/31/97                    $12,010              $12,128       $11,819
8/31/97                    $12,240              $12,402       $12,006
9/30/97                    $13,450              $13,307       $12,805
10/31/97                   $12,920              $12,716       $12,456
11/30/97                   $12,840              $12,629       $12,593
12/31/97                   $12,840              $12,856       $13,020
1/31/98                    $12,757              $12,660       $12,784
2/28/98                    $14,006              $13,609       $13,557
3/31/98                    $15,495              $14,181       $14,107
4/30/98                    $16,162              $14,259       $14,177
5/31/98                    $15,443              $13,494       $13,675
6/30/98                    $15,100              $13,533       $13,598
7/31/98                    $13,506              $12,428       $12,533
8/31/98                     $9,549              $10,018       $10,570
9/30/98                     $9,997              $10,794       $11,167
10/31/98                    $9,726              $11,236       $11,498
11/30/98                    $9,893              $11,830       $11,810
12/31/98                   $10,278              $12,568       $12,180
1/31/99                    $10,611              $12,734       $11,903
2/28/99                     $9,955              $11,708       $11,091
3/31/99                     $9,414              $11,888       $10,999
4/30/99                     $9,331              $12,952       $12,003
5/31/99                     $9,404              $13,144       $12,372
6/30/99                     $9,622              $13,734       $12,820
7/31/99                     $9,789              $13,355       $12,516
8/31/99                     $9,341              $12,864       $12,058
9/30/99                     $9,372              $12,864       $11,817
10/31/99                    $9,424              $12,921       $11,581
11/30/99                   $10,664              $13,705       $11,641
12/31/99                   $11,861              $15,257       $11,999
1/31/00                    $11,372              $15,010       $11,685
2/29/00                    $12,267              $17,491       $12,399
3/31/00                    $12,476              $16,341       $12,457
4/30/00                    $12,028              $15,357       $12,531
5/31/00                    $11,143              $14,461       $12,340
6/30/00                    $11,726              $15,726       $12,700
7/31/00                    $11,320              $15,241       $13,123
8/31/00                    $12,194              $16,400       $13,710
9/30/00                    $11,851              $15,915       $13,632
10/31/00                   $10,966              $15,207       $13,584
11/30/00                   $10,320              $13,646       $13,307
12/31/00                   $11,147              $14,834       $14,737
1/31/01                    $12,733              $15,608       $15,144
2/28/01                    $12,170              $14,584       $15,123
3/31/01                    $11,710              $13,873       $14,881
4/30/01                    $12,493              $14,958       $15,569
5/31/01                    $12,712              $15,325       $15,970
6/30/01                    $13,192              $15,843       $16,621

*The Portfolio's Inception was April 30, 1997. Performance represents the performance of the Small Company Value Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Russell 2000 Index is an unmanaged index that is representative of the small cap market. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investment management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not the index. If portfolio expenses had been applied to the index, the index values would have been lower.

Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

being ripe for a cyclical recovery, Elcor is a leader in its industry (roofing shingles), was selling cheap, and stands to benefit from low interest rates.

Greg Eisen

-------------------------------------------

Greg Eisen joined SAFECO in 1986. He is an Assistant Vice President of SAFECO Asset Management Company. He holds a B.A. from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
Rent-Way, Inc.   .............................. 5.2%
  (Diversified Financial Services)
World Fuel Services Corp.   .................... 4.1
  (Integrated Oil & Gas)
Columbia Financial of Kentucky, Inc.   ......... 3.4
  (Banks)
Regis Corp.   .................................. 3.0
  (Specialty Stores)
Elcor Corp.   .................................. 2.7
  (Building Materials)
Hooper Holmes, Inc.   .......................... 2.7
  (Health Care Dist. & Services)
StanCorp Financial Group, Inc.   ............... 2.6
  (Life & Health Insurance)
Landauer, Inc.   ............................... 2.5
  (Diversified Commercial Services)
Alexandria Real Estate Equities, Inc.   ........ 2.3
  (Real Estate Investment Trust)
Websense, Inc.   ............................... 2.2
  (Internet Software & Services)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Small-Cap:
Large (over $750 million)           25.3%
Medium ($250-$750 million)          36.2%
Small (under $250 million)          29.5%
Mid-Cap: ($1.5 billion-$4 billion)   3.9%
Large-Cap: (over $4 billion)         0.0%
Cash & Other:                        5.1%

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 SMALL COMPANY VALUE PORTFOLIO

  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------
COMMON STOCKS - 94.1%

AIR FREIGHT & COURIERS - 2.0%
       11,800   *Forward Air Corp.                        $     353

AUTO PARTS & EQUIPMENT - 1.9%
       14,400   Federal Signal Corp.                            338

BANKS - 20.0%
        8,700   Alabama National BanCorp                        282
       25,500   *BankUnited Financial Corp. (Class A)           358
        7,100   BostonFed Bancorp, Inc.                         163
        1,000   Camco Financial Corp.                            12
       25,900   Colonial BancGroup, Inc.                        372
       54,300   Columbia Financial of Kentucky, Inc.            598
        7,900   *FirstFed Financial Corp.                       235
       55,300   *Hamilton Bancorp, Inc.                         387
       19,595   *Hanmi Financial Corp.                          381
       21,000   Macatawa Bank Corp.                             353
       17,050   *Pacific Union Bank                             205
        9,500   Riggs National Corp.                            161

BUILDING MATERIALS - 2.7%
       23,300   Elcor Corp.                                     472

CATALOG RETAIL - 1.2%
        8,300   *Insight Enterprises, Inc.                      203

COMPUTER STORAGE & PERIPHERALS - 2.0%
       22,600   *MCSi, Inc.                                     342

CONSTRUCTION & FARM MACHINERY - 1.3%
       12,900   *Astec Industries, Inc.                         223

CONSTRUCTION MATERIALS - 3.4%
        3,500   Florida Rock Industries, Inc.                   164
        3,400   Martin Marietta Materials, Inc.                 168
       32,000   *U.S. Concrete, Inc.                            255

CONSUMER FINANCE - 1.0%
       20,800   Cash America International, Inc.                177
  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES - 6.6%
      101,950   *International Aircraft Investors, Inc.   $     373
        7,900   *ITT Educational Services, Inc.                 355
       14,600   Landauer, Inc.                                  438

DIVERSIFIED FINANCIAL SERVICES - 5.2%
       84,000   *Rent-Way, Inc.                                 916

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
        5,000   *Optimal Robotics Corp.                         190

HEALTH CARE DISTRIBUTORS & SERVICES - 2.7%
       45,600   Hooper Holmes, Inc.                             467

HEALTH CARE EQUIPMENT - 3.0%
        7,800   *INAMED Corp.                                   191
       17,300   *SonoSite, Inc.                                 336

HEALTH CARE FACILITIES - 2.0%
        9,900   *Province Healthcare Co.                        349

HOMEBUILDING - 0.7%
       10,900   *Champion Enterprises, Inc.                     124

INTEGRATED OIL & GAS - 4.1%
       60,800   World Fuel Services Corp.                       727

INTERNET SOFTWARE & SERVICES - 2.2%
       19,600   *Websense, Inc.                                 392

LIFE & HEALTH INSURANCE - 2.6%
        9,500   StanCorp Financial Group, Inc.                  450

MARINE - 0.8%
        7,900   Nordic American Tanker Shipping, Ltd.           136

OIL & GAS DRILLING - 3.2%
       14,000   *Marine Drilling Co., Inc.                      268
       16,450   *Patterson-UTI Energy, Inc.                     294

OIL & GAS EXPLORATION & PRODUCTION - 1.7%
       51,700   *Mallon Resources Corp.                         305

PHOTOGRAPHIC PRODUCT - 1.0%
       69,200   *Polaroid Corp.                                 180

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 SMALL COMPANY VALUE PORTFOLIO

  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE - 2.2%
       10,200   First American Corp.                      $     193
        6,200   LandAmerica Financial Group, Inc.               197

REAL ESTATE INVESTMENT TRUST - 7.2%
       10,200   Alexandria Real Estate Equities, Inc.           406
       18,500   Annaly Mortgage Management, Inc.                254
        8,500   Camden Property Trust                           312
        8,900   First Industrial Realty Trust, Inc.             286

RESTAURANTS - 0.1%
        7,000   *BRIAZZ, Inc.                                    20

SPECIALTY STORES - 3.0%
       24,900   Regis Corp.                                     523

STEEL - 1.3%
       16,400   Schnitzer Steel Industries, Inc.                234

SYSTEMS SOFTWARE - 0.9%
       15,000   *BSQUARE Corp.                                  158

TELECOMMUNICATIONS EQUIPMENT - 1.8%
       13,600   *Plantronics, Inc.                              315

TOBACCO - 2.2%
        9,800   Universal Corp.                                 389
  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------

TRUCKING - 3.0%
        8,800   *Arkansas Best Corp.                      $     203
        4,700   *Landstar System, Inc.                          320
                                                          ---------
TOTAL COMMON STOCKS                                          16,503
                                                          ---------
PREFERRED STOCKS - 0.8%

ELECTRIC UTILITIES - 0.8%
        2,007   Massachusetts Electric Co.                      138
                                                          ---------
TOTAL PREFERRED STOCKS                                          138
                                                          ---------
CASH EQUIVALENTS - 4.9%

INVESTMENT COMPANIES
      866,144   AIM Short-Term Investments Co. Liquid
                Assets Money Market Portfolio
                (Institutional Shares)                          866
                                                          ---------
TOTAL CASH EQUIVALENTS                                          866
                                                          ---------
TOTAL INVESTMENTS - 99.8%                                    17,507
Other Assets, less Liabilities                                   32
                                                          ---------
NET ASSETS                                                $  17,539
                                                          =========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                           SAFECO RST BOND PORTFOLIO
                                 June 30, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Year-to-date, the SAFECO RST Bond Portfolio has slightly underperformed when compared to the Lehman Government/Corporate Index. However, before fees and expenses, the Portfolio slightly outperformed its benchmark, which has no cash flow, fees or expenses.
   During the last six months, the Federal Reserve lowered interest rates six times, cutting the Fed Funds rate nearly in half to 3.75%. This action combined with the fiscal stimulus of a tax cut and rebate has imbued the market with cautious optimism. The effect of the ensuing relief was that the risk premium of higher yields (spread) of corporate bonds overU.S. Treasuries continued to shrink. Thus, corporate bonds outperformed treasuries, and the Portfolio benefited.
   Since the beginning of the year, we have systematically reduced our holdings in U.S. Treasury and agency securities, while increasing corporate and mortgage-backed securities. Within the corporate arena we have overweighted our exposure to Triple-B and Single-A rated securities (versus the highest-rated Triple-As). Additionally, we've concentrated our purchases in companies with cyclical earnings, namely airlines, autos and energy. We believe these lower-rated cyclical companies will outperform as the economy recovers.
                           [PHOTO OF MICHAEL HUGHES]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2001

                           6 MONTHS  1 YEAR   5 YEAR   10 YEAR
SAFECO RST Bond Portfolio     3.21%   10.97%    6.12%    6.89%
Lehman Gov't/Corp Index       3.51%   11.13%    7.38%    7.93%

INVESTMENT VALUE

          SAFECO RST BOND PORTFOLIO:  LEHMAN G/C INDEX:
6/30/91                      $10,000            $10,000
7/31/91                      $10,124            $10,125
8/31/91                      $10,315            $10,359
9/30/91                      $10,467            $10,575
10/31/91                     $10,591            $10,670
11/30/91                     $10,686            $10,776
12/31/91                     $10,964            $11,139
1/31/92                      $10,893            $10,974
2/29/92                      $10,893            $11,033
3/31/92                      $10,822            $10,972
4/30/92                      $10,903            $11,038
5/31/92                      $11,086            $11,252
6/30/92                      $11,248            $11,417
7/31/92                      $11,512            $11,709
8/31/92                      $11,593            $11,813
9/30/92                      $11,827            $11,975
10/31/92                     $11,593            $11,792
11/30/92                     $11,522            $11,781
12/31/92                     $11,712            $11,984
1/31/93                      $11,972            $12,245
2/28/93                      $12,232            $12,499
3/31/93                      $12,296            $12,541
4/30/93                      $12,394            $12,638
5/31/93                      $12,372            $12,631
6/30/93                      $12,600            $12,918
7/31/93                      $12,654            $13,000
8/31/93                      $12,946            $13,299
9/30/93                      $13,022            $13,345
10/31/93                     $13,087            $13,400
11/30/93                     $12,881            $13,248
12/31/93                     $12,947            $13,306
1/31/94                      $13,133            $13,506
2/28/94                      $12,807            $13,212
3/31/94                      $12,540            $12,889
4/30/94                      $12,458            $12,783
5/31/94                      $12,458            $12,759
6/30/94                      $12,446            $12,729
7/31/94                      $12,598            $12,983
8/31/94                      $12,644            $12,989
9/30/94                      $12,528            $12,792
10/31/94                     $12,528            $12,778
11/30/94                     $12,516            $12,755
12/31/94                     $12,567            $12,839
1/31/95                      $12,740            $13,086
2/28/95                      $12,949            $13,389
3/31/95                      $13,023            $13,479
4/30/95                      $13,196            $13,667
5/31/95                      $13,689            $14,240
6/30/95                      $13,800            $14,354
7/31/95                      $13,701            $14,298
8/31/95                      $13,886            $14,481
9/30/95                      $14,034            $14,628
10/31/95                     $14,268            $14,843
11/30/95                     $14,551            $15,087
12/31/95                     $14,814            $15,310
1/31/96                      $14,853            $15,405
2/29/96                      $14,499            $15,078
3/31/96                      $14,355            $14,952
4/30/96                      $14,342            $14,849
5/31/96                      $14,368            $14,824
6/30/96                      $14,473            $15,022
7/31/96                      $14,512            $15,057
8/31/96                      $14,539            $15,020
9/30/96                      $14,683            $15,287
10/31/96                     $14,853            $15,644
11/30/96                     $15,036            $15,932
12/31/96                     $14,893            $15,754
1/31/97                      $14,935            $15,773
2/28/97                      $14,893            $15,806
3/31/97                      $14,713            $15,618
4/30/97                      $14,893            $15,847
5/31/97                      $15,004            $15,995
6/30/97                      $15,184            $16,187
7/31/97                      $15,614            $16,682
8/31/97                      $15,434            $16,495
9/30/97                      $15,683            $16,754
10/31/97                     $15,933            $17,022
11/30/97                     $15,946            $17,112
12/31/97                     $16,146            $17,291
1/31/98                      $16,424            $17,535
2/28/98                      $16,365            $17,500
3/31/98                      $16,409            $17,553
4/30/98                      $16,468            $17,642
5/31/98                      $16,672            $17,831
6/30/98                      $16,848            $18,013
7/31/98                      $16,833            $18,027
8/31/98                      $17,228            $18,379
9/30/98                      $17,682            $18,905
10/31/98                     $17,491            $18,771
11/30/98                     $17,521            $18,883
12/31/98                     $17,584            $18,929
1/31/99                      $17,676            $19,064
2/28/99                      $17,198            $18,611
3/31/99                      $17,260            $18,703
4/30/99                      $17,291            $18,750
5/31/99                      $17,044            $18,556
6/30/99                      $16,921            $18,498
7/31/99                      $16,859            $18,447
8/31/99                      $16,828            $18,432
9/30/99                      $16,998            $18,598
10/31/99                     $17,013            $18,647
11/30/99                     $16,998            $18,636
12/31/99                     $16,882            $18,523
1/31/00                      $16,866            $18,518
2/29/00                      $17,062            $18,750
3/31/00                      $17,291            $19,021
4/30/00                      $17,258            $18,928
5/31/00                      $17,226            $18,911
6/30/00                      $17,552            $19,297
7/31/00                      $17,700            $19,501
8/31/00                      $17,945            $19,777
9/30/00                      $18,092            $19,851
10/31/00                     $18,190            $19,976
11/30/00                     $18,484            $20,317
12/31/00                     $18,873            $20,718
1/31/01                      $19,132            $21,066
2/28/01                      $19,288            $21,283
3/31/01                      $19,391            $21,381
4/30/01                      $19,305            $21,220
5/31/01                      $19,391            $21,342
6/30/01                      $19,478            $21,445

Performance represents the performance of the Bond Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Lehman Gov't/Corp. Index is a representative total return benchmark for the Portfolio. Investment management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not the index. If portfolio expenses had been applied to the index, the index values would have been lower.

Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In addition to expecting non-treasury and cyclical corporate bonds to outperform, we also believe the Fed's rate cutting will end soon: That rates will rise and the yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) will flatten. For that eventuality, we've decreased sensitivity to changes in interest rates and are favoring short and long maturities over intermediate ones. The latter tend to underperform when the curve flattens. Finally, we've increased our exposure to higher coupon mortgages. While these securities are very callable when rates are low, they generally outperform in a rising rate environment.

Michael Hughes
-------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst and a Vice President of SAFECO Asset Management Company.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
US Treasury Note, 7.875%, due 2/15/21..........10.7%
FNMA, 8.00%, due 10/01/30  ..................... 6.1
FNMA, 6.00%, due 3/01/31  ...................... 6.0
FNMA, 6.50%, due 6/01/31  ...................... 4.0
FNMA, 6.625%, due 11/15/30  .................... 3.1
Worldcom, Inc., 8.00%, due 5/15/06  ............ 3.0
ASC Nomura (CMO), 6.50%,
  due 2/14/41  ................................. 3.0
FNMA, 6.50%, due 7/01/29  ...................... 2.6
American General Fin., 5.875%,
  due 7/14/06  ................................. 2.2
FNMA, 6.50%, due 5/01/31  ...................... 2.1

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO CREDIT QUALITY
AS A PERCENTAGE OF NET ASSETS

AAA                    66.1%
AA                      3.0%
A                      21.3%
BBB                     8.1%
Cash and Other Assets   1.5%

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 BOND PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
ASSET BACKED SECURITIES - 7.3%

CONSUMER FINANCE - 1.7%
$     650   MBNA Master Credit Card Trust
            6.60%, due 11/15/04                       $     664

DIVERSIFIED FINANCIAL SERVICES - 3.8%
      219   American Southwest Financial Securities
            Corp. Series 1995-C1 (Class A1B)
            7.40%, due 11/17/04                             225
      660   CNH Equipment Trust
            7.34%, due 2/15/07                              688
      575   Fleet Credit Card Master Trust
            6.90%, due 4/16/07                              600

ELECTRIC UTILITIES - 1.2%
      485   ComEd Transitional Funding Trust
            5.63%, due 6/25/09                              479

MOTORCYCLE MANUFACTURERS - 0.6%
      217   Harley Davidson Eaglemark Motorcycle
            Trust
            7.07%, due 11/15/04                             221
                                                      ---------
TOTAL ASSET BACKED SECURITIES                             2,877
                                                      ---------
CORPORATE BONDS - 34.1%

AIR FREIGHT & COURIERS - 0.8%
      320   FedEx Corp.
            6.625%, due 2/12/04                             326

AIRLINES - 1.8%
      669   United Air Lines
            7.783%, due 1/01/14                             701

ALTERNATIVE CARRIERS - 2.1%
      325   Qwest Communications
            International, Inc. (144A)
            7.25%, due 2/15/11(acquired 2/08/01)            322
      505   Sprint Capital Corp.
            7.125%, due 1/30/06                             509

AUTO PARTS & EQUIPMENT - 0.9%
      370   Delphi Automotive Systems Corp.
            6.55%, due 5/15/06                              370
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

AUTOMOBILE MANUFACTURERS - 2.4%
$     475   Daimler Chrysler NA Holdings Corp.
            7.75%, due 1/18/11                        $     489
      440   Hertz Corp.
            7.00%, due 7/01/04                              452

BANKS - 2.2%
      505   Bank of America Corp.
            7.125%, due 9/15/06                             526
      365   Washington Mutual Bank, Inc.
            6.875%, due 6/15/11                             363

BREWERS - 2.0%
      730   Anheuser-Busch Cos., Inc.
            7.50%, due 3/15/12                              799

BROADCASTING & CABLE TV - 0.8%
      330   Comcast Cable Corp.
            6.375%, due 1/30/06                             332

CONSUMER FINANCE - 5.1%
      875   American General Finance Corp.
            6.10%, due 5/22/06                              878
      365   Countrywide Funding Corp.
            5.25%, due 6/15/04                              364
      730   Household Finance Corp.
            7.875%, due 3/01/07                             779

DIVERSIFIED FINANCIAL SERVICES - 7.3%
      655   Erac USA Finance Co.
            8.00%, due 1/15/11 (144A) (acquired
            1/09/01)                                        670
      475   Ford Motor Credit Co.
            6.875%, due 2/01/06                             481
      650   Heller Financial, Inc.
            6.40%, due 1/15/03                              662
      410   Lehman Brothers Holdings, Inc.
            6.25%, due 4/01/03                              417
      665   Morgan Stanley Dean
            Witter Co.
            6.75%, due 4/15/11                              660

ELECTRIC UTILITIES - 1.4%
      545   Central Power & Light Co.
            7.50%, due 12/01/02                             563

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 BOND PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

GENERAL MERCHANDISE STORES - 1.6%
$     310   Sears Roebuck & Co.
            6.25%, due 1/15/04                        $     312
      310   Target Corp.
            6.35%, due 1/15/11                              306

INTEGRATED OIL & GAS - 1.7%
      370   Pemex Project Funding Master Trust
            (144A)
            9.125%, due 10/13/10 (acquired 5/31/01)         392
      270   USX Corp.
            6.85%, due 3/01/08                              274

INTEGRATED TELECOMMUNICATIONS SERVICES - 1.6%
      625   Worldcom, Inc.
            8.00%, due 5/15/06                              648

OIL & GAS EQUIPMENT & SERVICES - 0.7%
      260   Kinder Morgan Energy Partners
            6.75%, due 3/15/11                              256

PUBLISHING & PRINTING - 1.7%
      680   Times-Mirror Co.
            6.65%, due 10/15/01                             684
                                                      ---------
TOTAL CORPORATE BONDS                                    13,535
                                                      ---------
MORTGAGE BACKED SECURITIES - 41.6%

COLLATERAL MORTGAGE OBLIGATION (CMO) - 3.1%
    1,200   6.50%, due 2/14/41                            1,225

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.7%
      199   8.00%, due 4/01/08                              209
      593   7.00%, due 3/01/12                              608
      450   6.50%, due 1/01/15                              453
      466   6.00%, due 6/01/15                              462
      214   9.50%, due 2/01/21                              236
      208   6.00%, due 1/01/29                              201
      525   8.00%, due 2/01/29                              549
    1,043   6.50%, due 7/01/29                            1,030
      830   6.00%, due 9/01/29                              801
      465   8.00%, due 2/01/30                              482
      635   8.00%, due 2/01/30                              657
      616   8.00%, due 7/01/30                              637
    2,550   8.00%, due 10/01/30                           2,637
    2,497   6.00%, due 3/01/31                            2,398
      842   6.50%, due 5/01/31                              829
    1,619   6.50%, due 6/01/31                            1,594
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.8%
$     344   6.00%, due 8/15/13                        $     344
       38   6.00%, due 4/15/14                               38
      740   7.00%, due 4/15/28                              748
      360   7.75%, due 11/15/29                             372
                                                      ---------
TOTAL MORTGAGE BACKED SECURITIES                         16,510
                                                      ---------
U.S. GOVERNMENT OBLIGATIONS - 15.5%

U.S. FEDERAL AGENCY NOTES - 4.9%
      710   6.875%, due 9/15/10                             746
    1,200   6.625%, due 11/15/30                          1,213

U.S. TREASURY NOTES - 10.6%
    3,415   7.875%, due 2/15/21                           4,187
                                                      ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS                         6,146
                                                      ---------
CASH EQUIVALENTS - 0.3%

INVESTMENT COMPANIES
      124   AIM Short-Term Investments Co. Liquid
            Assets Money Market Portfolio
            (Institutional Shares)                          124
                                                      ---------
TOTAL CASH EQUIVALENTS                                      124
                                                      ---------
TOTAL INVESTMENTS - 98.8%                                39,192
Other Assets, less Liabilities                              482
                                                      ---------
NET ASSETS                                            $  39,674
                                                      =========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                       SAFECO RST MONEY MARKET PORTFOLIO
                                 June 30, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO RST Money Market Portfolio's 12-month return of 5.43% was higher than the 3.3% year-over-year increase in the Consumer Price Index.
   The six cuts in the Federal Funds overnight rate this year have significantly compressed money market rates. However, our Portfolio continued to benefit by the relatively high yields of longer securities we purchased in 2000 and by its higher-yielding split-rated paper (commercial paper with at least two top ratings but one or more second-tier ratings).
   Maintaining a longer-than-average maturity also helped the Portfolio outperform. During the period, the money market yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) overcame its inversion to become slightly positively sloped. When the curve normalized, I made selective purchases in the 12- to 13-month area.
   At June 30, net assets were approximately 27% in floating-rate notes (just under half of those floating-rate notes were taxable municipal securities) and just over 73% in fixed-rate securities. I continue to favor fixed-rate notes over floating-rate notes, as the floaters continue to reset at lower rates.
   We will continue to lock in longer, higher rates as we can. Although they are likely nearing the end of this easing cycle, the Fed may ease again before the
end of 2001.                 [PHOTO OF LESLEY FOX]

Lesley Fox
-------------------------------------------

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Fox earned her M.B.A., Finance, at George Washington University. She is an Assistant Vice President of SAFECO Asset Management Company.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2001

                                   6 MONTHS  1 YEAR   5 YEAR   10 YEAR
SAFECO RST Money Market Portfolio     2.34%    5.43%    5.07%    4.55%

Performance represents the performance of the Money Market Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

AS OF JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
COMMERCIAL PAPER - 44.1%

AUTOMOBILE MANUFACTURERS - 5.0%
$   1,500   Hyundai Motors Co., Ltd.
            3.80%, due 7/23/01                        $   1,497

CONSUMER FINANCE - 5.0%
    1,500   Cafco
            3.72%, due 7/31/01                            1,496

DIVERSIFIED FINANCIAL SERVICES - 14.8%
    1,500   Apreco, Inc.
            4.03%, due 7/09/01                            1,499
    1,400   BP Amoco Capital
            4.14%, due 7/02/01                            1,400
    1,500   Receivables Capital Corp.
            3.77%, due 7/20/01                            1,497

ELECTRICAL EQUIPMENT - 4.6%
    1,400   Cooper Industries, Inc.
            3.90%, due 11/21/01                           1,378

INDUSTRIAL CONGLOMERATES - 4.7%
    1,400   Textron, Inc.
            3.97%, due 7/03/01                            1,400

METAL & GLASS CONTAINERS - 5.0%
    1,500   K2 (USA) LLC
            3.83%, due 7/18/01                            1,497

TRUCKING - 5.0%
    1,500   Cooperative Association of Tractor
            Dealers
            4.00%, due 11/09/01                           1,478
                                                      ---------
TOTAL COMMERCIAL PAPER                                   13,142
                                                      ---------
CORPORATE BONDS - 41.9%

AUTOMOBILE MANUFACTURERS - 3.7%
    1,085   General Motors Corp.
            9.125%, due 7/15/01                           1,086

BREWERS - 3.3%
      995   New Belgium Brewery Co.
            3.95%, due 7/01/15 Put Date 7/05/01             995
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

CONSUMER FINANCE - 12.8%
$   1,400   Countrywide Home Loans, Inc.
            6.58%, due 9/21/01                        $   1,405
    1,000   #Dorada Finance, Inc. (144A)
            7.10%, due 7/24/01 (aquired 7/19/00)          1,000
    1,000   Ford Motor Credit Co.
            6.50%, due 2/28/02                            1,010
      400   Ford Motor Credit Co.
            8.20%, due 2/15/02                              408

DIVERSIFIED FINANCIAL SERVICES - 14.4%
    1,200   CIT Group, Inc.
            5.50%, due 10/15/01                           1,197
    1,000   #Goldman Sachs Group, Inc. (144A)
            4.16%, due 7/15/02 (acquired 6/15/01)         1,000
    1,000   Lehman Brothers Holdings, Inc.
            8.875%, due 3/01/02                           1,027
    1,065   Merrill Lynch Mortgage Investors, Inc.
            6.68%, due 11/27/01                           1,065

GENERAL MERCHANDISE STORES - 3.3%
    1,000   Racetrac Capital, LLC
            3.82%, due 4/01/18
            Put Date 7/04/01                              1,000

LIFE & HEALTH INSURANCE - 4.4%
    1,300   First Allmerica Financial
            4.37875%, due 8/05/04
            Put Date 8/05/01                              1,300
                                                      ---------
TOTAL CORPORATE BONDS                                    12,493
                                                      ---------
MUNICIPAL BONDS - 12.1%

HOTELS - 3.4%
$   1,000   Tenderfoot Seasonal Housing Facilities
            Revenue
            3.801%, due 7/01/35
            Put Date 7/05/01                          $   1,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RST MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                         MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

MANAGED HEALTH CARE - 8.7%
    1,300   Maryland Health and Higher Education
            Facilities Authority Revenue (University
            of Maryland Medical System) 3.85%, due
            7/01/29
            Put Date 7/02/01                              1,300
    1,285   Maryland Health and Higher Education
            Facilities Authority Revenue
            3.85%, due 1/01/28
            Put Date 7/04/01                              1,285
                                                      ---------
TOTAL MUNICIPAL BONDS                                     3,585
                                                      ---------
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

CASH EQUIVALENTS - 1.4%

INVESTMENT COMPANIES
$     409   AIM Short-Term Investments Co. Liquid
            Assets Money Market Portfolio
            (Institutional Shares)                    $     409
                                                      ---------
TOTAL CASH EQUIVALENTS                                      409
                                                      ---------
TOTAL INVESTMENTS - 99.5%                                29,629
Other Assets, less Liabilities                              137
                                                      ---------
NET ASSETS                                            $  29,766
                                                      =========

      If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date. Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/01. These rates change periodically based on specified market rates or indices.
   # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $2,000,000 and the total value is 6.7% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                          SAFECO Resource Series Trust
                              As of June 30, 2001
                                  (Unaudited)

                                                                   PORTFOLIOS
                                          -------------------------------------------------------------
                                                                                SMALL
(IN THOUSANDS,                                             GROWTH             COMPANY             MONEY
EXCEPT PER-SHARE AMOUNTS)                   EQUITY  OPPORTUNITIES  NORTHWEST    VALUE     BOND   MARKET
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost                    $372,956  $     413,275  $  72,152  $16,122  $38,946  $29,629
                                          ========  =============  =========  =======  =======  =======
  Investments, at value
    Unaffiliated issuers                  $457,752  $     399,955  $  69,107  $17,507  $39,192  $29,629
    Affiliated issuers                          --         40,882         --       --       --       --
                                          --------  -------------  ---------  -------  -------  -------
    Total investments at value             457,752        440,837     69,107   17,507   39,192   29,629
  Collateral for securities loaned, at
    fair value                                  --         25,308     11,397    2,827    1,677       --
  Receivables:
    Investment securities sold                  --             --        141       70       --       --
    Dividends and interest                     220             49         30       35      520      265
                                          --------  -------------  ---------  -------  -------  -------
      Total assets                         457,972        466,194     80,675   20,439   41,389   29,894

LIABILITIES:
  Investment securities purchased               --            446         --       61       --       --
  Dividends payable                             --             --         --       --       --       98
  Investment advisory fees                     293            258         43       12       25       17
  Payable upon return of securities
    loaned                                      --         25,308     11,397    2,827    1,677       --
  Other                                         55             30         15       --       13       13
                                          --------  -------------  ---------  -------  -------  -------
      Total liabilities                        348         26,042     11,455    2,900    1,715      128
                                          --------  -------------  ---------  -------  -------  -------
NET ASSETS                                $457,624  $     440,152  $  69,220  $17,539  $39,674  $29,766
                                          ========  =============  =========  =======  =======  =======
Analysis of net assets:
  Distributable earnings                    85,870         36,102     (1,871)   1,273      411       --
  Paid in capital (par value $.001
    unlimited shares authorized)           371,754        404,050     71,091   16,266   39,263   29,766
                                          --------  -------------  ---------  -------  -------  -------
  Net Assets                              $457,624  $     440,152  $  69,220  $17,539  $39,674  $29,766
                                          ========  =============  =========  =======  =======  =======
TRUST SHARES OUTSTANDING                    17,768         19,007      3,720    1,387    3,520   29,766
                                          ========  =============  =========  =======  =======  =======
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust shares
    outstanding)                          $  25.75  $       23.16  $   18.61  $ 12.64  $ 11.27  $  1.00
                                          ========  =============  =========  =======  =======  =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                          SAFECO Resource Series Trust
                  For the Six-Month Period Ended June 30, 2001
                                  (Unaudited)

                                                                  PORTFOLIOS
                                          -----------------------------------------------------------
                                                                                SMALL
                                                           GROWTH             COMPANY           MONEY
(IN THOUSANDS)                              EQUITY  OPPORTUNITIES  NORTHWEST    VALUE    BOND  MARKET
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $  2,911  $         169  $     279  $   140  $   --  $   --
  Interest                                     499            400         53       36   1,279     774
  Income from loaned securities                 14              9          6        1       1      --
                                          --------  -------------  ---------  -------  ------  ------
    Total investment income                  3,424            578        338      177   1,280     774
EXPENSES:
  Investment advisory fees                   1,751          1,356        257       67     144      93
  Legal and auditing fees                       18             14         11       11      11      11
  Custodian fees                                15             15          5        5       3       5
  Trustees fees                                  5              4          4        3       3       4
  Other                                         45             52          3        1      (5)     (1)
                                          --------  -------------  ---------  -------  ------  ------
    Total expenses before expense
     reimbursement                           1,834          1,441        280       87     156     112
  Expense reimbursement                         --             --         --      (12)     --      --
                                          --------  -------------  ---------  -------  ------  ------

    Net expenses                             1,834          1,441        280       75     156     112
                                          --------  -------------  ---------  -------  ------  ------

NET INVESTMENT INCOME (LOSS)                 1,590           (863)        58      102   1,124     662
                                          ========  =============  =========  =======  ======  ======
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    NET REALIZED GAIN (LOSS) FROM:
    Investments in unaffiliated issuers      1,483         11,010      1,119      343     550      --
    Investments in affiliated issuers           --         (1,577)        --       --      --      --
                                          --------  -------------  ---------  -------  ------  ------
        Total net realized gain              1,483          9,433      1,119      343     550      --
    Net change in unrealized
     appreciation (depreciation)           (34,461)        72,832     (3,059)   2,199    (464)     --
                                          --------  -------------  ---------  -------  ------  ------
NET GAIN (LOSS) ON INVESTMENTS             (32,978)        82,265     (1,940)   2,542      86      --
                                          --------  -------------  ---------  -------  ------  ------
  Net change in net assets resulting
    from operations                       $(31,388) $      81,402  $  (1,882) $ 2,644  $1,210  $  662
                                          ========  =============  =========  =======  ======  ======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                          SAFECO Resource Series Trust
                                  (Unaudited)

                                                               PORTFOLIOS
                                          ----------------------------------------------------
                                                   EQUITY              GROWTH OPPORTUNITIES
                                          -------------------------  -------------------------
                                             SIX-MONTH                  SIX-MONTH
                                          PERIOD ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED
                                               JUNE 30  DECEMBER 31       JUNE 30  DECEMBER 31
(IN THOUSANDS)                                    2001         2000          2001         2000
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)              $  1,590     $   3,915     $   (863)    $  (2,191)
  Net realized gain (loss) on investment
    transactions                               1,483        (2,009)       9,433        42,120
  Net change in unrealized appreciation
    (depreciation)                           (34,461)      (67,394)      72,832       (65,480)
                                            --------     ---------     --------     ---------
  Net change in net assets resulting
    from operations                          (31,388)      (65,488)      81,402       (25,551)

DISTRIBUTIONS TO SHAREHOLDERS:
  Ordinary income                                 --        (3,913)          --            --
  Long term realized gains                        --            --           --       (38,705)
                                            --------     ---------     --------     ---------
    Total distributions                           --        (3,913)          --       (38,705)

NET TRUST SHARE TRANSACTIONS                 (21,451)      (67,214)       3,818        73,463
                                            --------     ---------     --------     ---------
TOTAL CHANGE IN NET ASSETS                   (52,839)     (136,615)      85,220         9,207

NET ASSETS AT BEGINNING OF PERIOD            510,463       647,078      354,932       345,725
                                            --------     ---------     --------     ---------
NET ASSETS AT END OF PERIOD                 $457,624     $ 510,463     $440,152     $ 354,932
                                            ========     =========     ========     =========
----------------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                        1,536         4,782        3,308         7,523
  Reinvestments                                   --           142           --         2,058
  Redemptions                                 (2,354)       (7,196)      (3,169)       (6,079)
                                            --------     ---------     --------     ---------
    Net Change                                  (818)       (2,272)         139         3,502
                                            ========     =========     ========     =========
AMOUNTS:
  Sales                                     $ 40,486     $ 141,872     $ 65,455     $ 174,369
  Reinvestments                                   --         3,913           --        38,705
  Redemptions                                (61,937)     (212,999)     (61,637)     (139,611)
                                            --------     ---------     --------     ---------
    Net Change                              $(21,451)    $ (67,214)    $  3,818     $  73,463
                                            ========     =========     ========     =========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            PORTFOLIOS
                                          -------------------------------------------------------------------------------
                                                  NORTHWEST             SMALL COMPANY VALUE               BOND
                                          -------------------------  -------------------------  -------------------------
                                             SIX-MONTH                  SIX-MONTH                  SIX-MONTH
                                          PERIOD ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED
                                               JUNE 30  DECEMBER 31       JUNE 30  DECEMBER 31       JUNE 30  DECEMBER 31
                                                  2001         2000          2001         2000          2001         2000
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)              $     58     $    (95)      $   102      $    32      $ 1,124      $  1,996
  Net realized gain (loss) on investment
    transactions                               1,119        1,004           343        1,723          550          (232)
  Net change in unrealized appreciation
    (depreciation)                            (3,059)     (15,894)        2,199       (2,667)        (464)        1,964
                                            --------     --------       -------      -------      -------      --------
  Net change in net assets resulting
    from operations                           (1,882)     (14,985)        2,644         (912)       1,210         3,728

DISTRIBUTIONS TO SHAREHOLDERS:
  Ordinary income                                 --           --            --          (32)          --        (1,995)
  Long term realized gains                        --       (1,008)           --           --           --            --
                                            --------     --------       -------      -------      -------      --------
    Total distributions                           --       (1,008)           --          (32)          --        (1,995)

NET TRUST SHARE TRANSACTIONS                  (5,661)      44,832           696        1,089        1,721         6,879
                                            --------     --------       -------      -------      -------      --------
TOTAL CHANGE IN NET ASSETS                    (7,543)      28,839         3,340          145        2,931         8,612

NET ASSETS AT BEGINNING OF PERIOD             76,763       47,924        14,199       14,054       36,743        28,131
                                            --------     --------       -------      -------      -------      --------
NET ASSETS AT END OF PERIOD                 $ 69,220     $ 76,763       $17,539      $14,199      $39,674      $ 36,743
                                            ========     ========       =======      =======      =======      ========
-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                          482        3,589           230          335          773         1,683
  Reinvestments                                   --           53            --            3           --           183
  Redemptions                                   (795)      (1,722)         (172)        (242)        (617)       (1,224)
                                            --------     --------       -------      -------      -------      --------
    Net Change                                  (313)       1,920            58           96          156           642
                                            ========     ========       =======      =======      =======      ========
AMOUNTS:
  Sales                                     $  8,732     $ 83,121       $ 2,720      $ 3,764      $ 8,624      $ 18,038
  Reinvestments                                   --        1,008            --           32           --         1,995
  Redemptions                                (14,393)     (39,297)       (2,024)      (2,707)      (6,903)      (13,154)
                                            --------     --------       -------      -------      -------      --------
    Net Change                              $ (5,661)    $ 44,832       $   696      $ 1,089      $ 1,721      $  6,879
                                            ========     ========       =======      =======      =======      ========

                                                 PORTFOLIOS
                                          -------------------------
                                                MONEY MARKET
                                          -------------------------
                                             SIX-MONTH
                                          PERIOD ENDED   YEAR ENDED
                                               JUNE 30  DECEMBER 31
                                                  2001         2000
----------------------------------------  -------------------------
OPERATIONS:
  Net investment income (loss)              $    662     $  1,448
  Net realized gain (loss) on investment
    transactions                                  --           --
  Net change in unrealized appreciation
    (depreciation)                                --           --
                                            --------     --------
  Net change in net assets resulting
    from operations                              662        1,448
DISTRIBUTIONS TO SHAREHOLDERS:
  Ordinary income                               (662)      (1,448)
  Long term realized gains                        --           --
                                            --------     --------
    Total distributions                         (662)      (1,448)
NET TRUST SHARE TRANSACTIONS                   2,532       (1,901)
                                            --------     --------
TOTAL CHANGE IN NET ASSETS                     2,532       (1,901)
NET ASSETS AT BEGINNING OF PERIOD             27,234       29,135
                                            --------     --------
NET ASSETS AT END OF PERIOD                 $ 29,766     $ 27,234
                                            ========     ========
----------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                       26,106       66,078
  Reinvestments                                  560        1,461
  Redemptions                                (24,134)     (69,440)
                                            --------     --------
    Net Change                                 2,532       (1,901)
                                            ========     ========
AMOUNTS:
  Sales                                     $ 26,106     $ 66,078
  Reinvestments                                  560        1,461
  Redemptions                                (24,134)     (69,440)
                                            --------     --------
    Net Change                              $  2,532     $ (1,901)
                                            ========     ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
    SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth Opportunities, Northwest, Small Company Value, Bond and Money Market Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.
    SECURITY VALUATION. Equity securities in the Equity, Growth Opportunities, Northwest and Small Company Value Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Fixed income securities in the Bond Portfolio are stated on the basis of valuations provided by pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. Other short-term securities are valued at amortized cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value.
    SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
    SECURITIES LENDING. The Portfolios (excluding the Money Market Portfolio) may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolios will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolios may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.
    INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily. Income from market discount is recorded at disposition.
    DIVIDENDS TO SHAREHOLDERS. In the Equity, Growth Opportunities, Northwest, Small Company Value and Bond Portfolios, dividends to shareholders from net investment income and realized gains, if any, are normally recorded in December each year. In the Money Market Portfolio, dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

    FEDERAL INCOME TAX. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
    ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

                                                               PORTFOLIOS
                                          ----------------------------------------------------
                                                                                SMALL
                                                           GROWTH             COMPANY
(IN THOUSANDS)                              EQUITY  OPPORTUNITIES  NORTHWEST    VALUE     BOND
----------------------------------------------------------------------------------------------
Purchases for the six-month period ended
  June 30, 2001 (including $4,442 of
  U.S. Government and Agency Securities
  in the Bond Portfolio)                  $ 79,952  $      95,855  $  18,580  $ 9,026  $24,773
                                          ========  =============  =========  =======  =======
Sales for the six-month period ended
  June 30, 2001 (including $8,839 of
  U.S. Government and Agency Securities
  in the Bond Portfolio)                  $ 98,278  $      87,704  $  25,806  $ 8,461  $21,290
                                          ========  =============  =========  =======  =======
----------------------------------------------------------------------------------------------
Purchases and sales amounts exclude
  short-term investments which, at the
  time of purchase had a maturity of one
  year or less.

4.  PORTFOLIO SECURITIES LOANED
    At June 30, 2001 the fair value and received collateral for portfolio securities loaned were as follows:

                                                        RECEIVED
(IN THOUSANDS)                            FAIR VALUE  COLLATERAL
----------------------------------------------------------------
Growth Opportunities Portfolio            $   25,435  $   25,308
Northwest Portfolio                           11,060      11,397
Small Company Value Portfolio                  2,684       2,827
Bond Portfolio                                 1,629       1,677

5.  COMPONENTS OF DISTRIBUTABLE EARNINGS
    At June 30, 2001, the components of distributable earnings on a tax basis were as follows:

                                                              PORTFOLIOS
                                          --------------------------------------------------
                                                                               SMALL
                                                          GROWTH             COMPANY
(IN THOUSANDS)                             EQUITY  OPPORTUNITIES  NORTHWEST    VALUE    BOND
--------------------------------------------------------------------------------------------
Undistributed Ordinary Income (Loss)      $ 1,590  $        (863) $      58  $   102  $1,123
Undistributed Long-term Realized Gain
  (Loss)                                     (516)         9,403      1,116     (214)   (957)
Unrealized Appreciation (Depreciation)     84,796         27,562     (3,045)   1,385     245
                                          -------  -------------  ---------  -------  ------
                                          $85,870  $      36,102  $  (1,871) $ 1,273  $  411
                                          =======  =============  =========  =======  ======

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6.  UNREALIZED APPRECIATION (DEPRECIATION)
    At June 30, 2001, the gross aggregated unrealized appreciation (depreciation) was as follows:

                                                               PORTFOLIOS
                                          ----------------------------------------------------
                                                                                SMALL
                                                           GROWTH             COMPANY
(IN THOUSANDS)                              EQUITY  OPPORTUNITIES  NORTHWEST    VALUE     BOND
----------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  for investment securities in which
  there is an excess of value over cost   $148,821  $     122,973  $  13,177  $ 3,041  $   496
Aggregate gross unrealized depreciation
  for investment securities in which
  there is an excess of cost over value    (64,025)       (95,411)   (16,222)  (1,656)    (251)
                                          --------  -------------  ---------  -------  -------
Net unrealized appreciation
  (depreciation)                          $ 84,796  $      27,562  $  (3,045) $ 1,385  $   245
                                          ========  =============  =========  =======  =======

7.  TRANSACTIONS WITH AFFILIATES
    INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth Opportunities, Northwest and Bond Portfolios, the fee is based on average daily net assets at annual rate of .74%. For the Small Company Value Portfolio, the fee is based on average daily net assets at an annual rate of .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65%.
    NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates. No balance was outstanding under these arrangements at June 30, 2001.
    LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 2001.
    AFFILIATE OWNERSHIP. At June 30, 2001 SAFECO Life Insurance Company owned over 84% of the outstanding shares of the Equity Portfolio, 75% of the outstanding shares of the Growth Opportunities Portfolio, and 100% of the outstanding shares in the Northwest, Small Company Value, Bond and Money Market Portfolios.
    EXPENSE REIMBURSEMENT. For the Equity, Growth Opportunities, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company (SAFECO) has agreed to pay all the expenses of the Portfolios except for investment advisory fees if net assets of the Portfolio are below $20 million. For the Small Company Value Portfolio, SAFECO Asset Management Company pays all expenses other than investment advisory fees in excess of .10% of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  INVESTMENTS IN AFFILIATES
    Each of the companies is listed below because the Growth Opportunities Portfolio owned at least 5% of the company's voting securities during the six-month period ended June 30, 2001:

                                          SHARES AT                         SHARES AT             MARKET VALUE AT
                                          BEGINNING                            END OF                     JUNE 30
(IN THOUSANDS)                              OF YEAR  ADDITIONS  REDUCTIONS     PERIOD  DIVIDENDS             2001
-----------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.                           495         --          --        495       None  $         1,535
Conceptus Inc.                                  639         87          --        726       None           10,892
Open Plan Systems, Inc.*                        332         --         332         --       None               --
Provell, Inc. (Class A)+                        400         --          --        400       None            1,639
Rent-Way, Inc.                                1,150        290          --      1,440       None           15,694
SPRECTRX, Inc.                                   --        464          --        464       None            3,449
Suburban Lodges of America                      735         --          --        735       None            5,659
Travis Boats & Motors, Inc.                     387         --          --        387       None            1,044
TRM Copy Centers Corp.                          571         --          --        571       None              970
                                                                                                  ---------------
                                                                                                  $        40,882
                                                                                                  ===============

--------------------------------------------------------------------------------

   *  Company was not an affiliate at the end of the period.
   +  Name change from Damark International, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    EQUITY PORTFOLIO

                                     SIX-MONTH
                                  PERIOD ENDED                       YEAR ENDED DECEMBER 31
                                       JUNE 30    -------------------------------------------------------------
                                          2001         2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $      27.46    $   31.02    $   29.97    $   25.18    $   21.75    $   19.24

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                   0.09         0.21         0.26         0.25         0.27         0.34
  Net realized and unrealized
    gain (loss) on investments           (1.80)       (3.56)        2.53         6.02         5.13         4.43
                                  ------------    ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                         (1.71)       (3.35)        2.79         6.27         5.40         4.77

LESS DISTRIBUTIONS                          --        (0.21)       (1.74)       (1.48)       (1.97)       (2.26)
                                  ------------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF
  PERIOD                          $      25.75    $   27.46    $   31.02    $   29.97    $   25.18    $   21.75
                                  ============    =========    =========    =========    =========    =========
TOTAL RETURN                            (6.23%)*    (10.79%)       9.31%       24.89%       24.85%       24.79%
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                      457,624      510,463      647,078      557,314      389,256      263,067
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                             0.78%**      0.78%        0.76%        0.78%        0.75%        0.72%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                  0.68%**      0.67%        0.80%        0.96%        1.19%        1.72%
PORTFOLIO TURNOVER RATE                 35.23%**     45.48%       32.47%       31.57%       41.75%       56.99%

--------------------------------------------------------------------------------

   *  Not Annualized
  **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    GROWTH OPPORTUNITIES PORTFOLIO

                                     SIX-MONTH
                                  PERIOD ENDED                       YEAR ENDED DECEMBER 31
                                       JUNE 30    -------------------------------------------------------------
                                          2001         2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $      18.81    $   22.50    $   21.30    $   23.35    $   19.26    $   15.88

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                    (0.04)       (0.12)       (0.09)       (0.10)       (0.04)       (0.03)
  Net realized and unrealized
    gain (loss) on investments            4.39        (1.27)        1.29         0.53         8.62         5.12
                                  ------------    ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                          4.35        (1.39)        1.20         0.43         8.58         5.09

LESS DISTRIBUTIONS                          --        (2.30)          --        (2.48)       (4.49)       (1.71)
                                  ------------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF
  PERIOD                          $      23.16    $   18.81    $   22.50    $   21.30    $   23.35    $   19.26
                                  ============    =========    =========    =========    =========    =========
TOTAL RETURN                            23.13%*      (6.16%)       5.63%        1.83%       44.55%       32.06%
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                      440,152      354,932      345,725      356,407      240,400      109,491
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                             0.79%**      0.77%        0.78%        0.80%        0.77%        0.79%
RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                 (0.48%)**    (0.57%)      (0.45%)      (0.48%)      (0.25%)      (0.28%)
PORTFOLIO TURNOVER RATE                 48.94%**     65.75%       52.96%       46.13%       88.99%       75.58%

--------------------------------------------------------------------------------

   *  Not Annualized
  **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    NORTHWEST PORTFOLIO

                                     SIX-MONTH
                                  PERIOD ENDED                       YEAR ENDED DECEMBER 31
                                       JUNE 30    ------------------------------------------------------------
                                          2001         2000         1999         1998         1997        1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $      19.04    $   22.68    $   15.64    $   15.20    $   12.12    $  10.85

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)            0.01        (0.02)       (0.02)       (0.05)        0.03        0.08
  Net realized and unrealized
    gain (loss) on investments           (0.44)       (3.37)        8.56         0.49         3.73        1.27
                                  ------------    ---------    ---------    ---------    ---------    --------
    Total from investment
      operations                         (0.43)       (3.39)        8.54         0.44         3.76        1.35

LESS DISTRIBUTIONS                          --        (0.25)       (1.50)          --        (0.68)      (0.08)
                                  ------------    ---------    ---------    ---------    ---------    --------
NET ASSET VALUE AT END OF
  PERIOD                          $      18.61    $   19.04    $   22.68    $   15.64    $   15.20    $  12.12
                                  ============    =========    =========    =========    =========    ========
TOTAL RETURN                            (2.26%)*    (14.93%)      54.62%        2.89%(A)    31.02%(A)   12.44%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                       69,220       76,763       47,924       24,587       19,795       9,541
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                             0.82%**      0.81%        0.84%        0.96%        0.73%       0.70%
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                         N/A          N/A          N/A        0.99%        0.94%       1.11%
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE
  NET ASSETS                             0.17%**     (0.12%)      (0.24%)      (0.32%)       0.27%       0.78%
PORTFOLIO TURNOVER RATE                 54.12%**     34.29%       37.32%       46.99%       47.85%      52.20%

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
 N/A  Not applicable as no fund expenses were reimbursed.
   *  Not Annualized
  **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    SMALL COMPANY VALUE PORTFOLIO

                                                                                    APRIL 30, 1997
                                   SIX-MONTH                                      (COMMENCEMENT OF
                                PERIOD ENDED        YEAR ENDED DECEMBER 31          OPERATIONS) TO
                                     JUNE 30  ----------------------------------       DECEMBER 31
                                        2001        2000        1999        1998              1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                     $      10.68  $    11.39  $     9.87  $    12.33  $          10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)          0.07        0.02       (0.01)      (0.03)             0.01
  Net realized and unrealized
    gain (loss) on investments          1.89       (0.71)       1.53       (2.43)             2.83
                                ------------  ----------  ----------  ----------  ----------------
    Total from investment
      operations                        1.96       (0.69)       1.52       (2.46)             2.84

LESS DISTRIBUTIONS                        --       (0.02)         --          --             (0.51)
                                ------------  ----------  ----------  ----------  ----------------
NET ASSET VALUE AT END OF
  PERIOD                        $      12.64  $    10.68  $    11.39  $     9.87  $          12.33
                                ============  ==========  ==========  ==========  ================
TOTAL RETURN (A)                      18.35%*     (6.02%)     15.40%     (19.95%)           28.40%*
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                     17,539      14,199      14,054      11,780            10,250
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                           0.95%**      0.95%      0.95%       0.95%             0.95%**
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                     1.11%**      1.04%      1.22%       1.15%             1.24%**
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                1.30%**      0.22%     (0.14%)     (0.32%)            0.19%**
PORTFOLIO TURNOVER RATE              125.08%**    116.10%    127.80%      92.14%            47.91%**

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown.
   *  Not Annualized
  **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    BOND PORTFOLIO

                                   SIX-MONTH
                                      PERIOD
                                       ENDED                          YEAR ENDED DECEMBER 31
                                     JUNE 30    ------------------------------------------------------------------
                                        2001          2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $    10.92    $    10.33    $    11.41    $    11.04    $    10.75    $    11.31

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.33          0.63          0.62          0.50          0.61          0.62
  Net realized and unrealized
    gain (loss) on investments          0.02          0.59         (1.07)         0.49          0.29         (0.56)
                                  ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment
      operations                        0.35          1.22         (0.45)         0.99          0.90          0.06

LESS DISTRIBUTIONS                        --         (0.63)        (0.63)        (0.62)        (0.61)        (0.62)
                                  ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE AT END OF
  PERIOD                          $    11.27    $    10.92    $    10.33    $    11.41    $    11.04    $    10.75
                                  ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN                           3.21%*       11.79%        (3.99%)        8.90%(A)      8.41%(A)      0.54%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                     39,674        36,743        28,131        30,117        17,881        15,991
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                           0.81%**       0.90%         0.91%         0.83%         0.74%         0.73%
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                       N/A           N/A           N/A         0.98%         0.90%         0.87%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                6.01%**       6.03%         5.33%         5.50%         5.75%         5.64%
PORTFOLIO TURNOVER RATE              112.45%**     103.94%       147.40%       164.82%       151.43%       140.90%

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
 N/A  Not applicable as no fund expenses were reimbursed.
   *  Not Annualized
  **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    MONEY MARKET PORTFOLIO

                                     SIX-MONTH
                                  PERIOD ENDED                     YEAR ENDED DECEMBER 31
                                       JUNE 30    --------------------------------------------------------
                                          2001        2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $       1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                   0.02        0.05        0.04        0.04        0.05        0.05

LESS DISTRIBUTIONS                      (0.02)      (0.05)      (0.04)      (0.04)      (0.05)      (0.05)
                                  ------------    --------    --------    --------    --------    --------
NET ASSET VALUE AT END OF
  PERIOD                          $       1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                  ============    ========    ========    ========    ========    ========
TOTAL RETURN                             2.34%*      5.82%       4.63%       4.95%(A)    5.08%(A)    4.94%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                       29,766**    27,234      29,135      27,623      17,757      12,493
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                             0.79%**     0.84%       0.78%       0.81%       0.64%       0.62%
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                               N/A         N/A         N/A       0.89%       0.81%       0.90%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                  4.68%**     5.70%       4.52%       4.87%       4.97%       4.86%

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
 N/A  Not applicable as no fund expenses were reimbursed.
   *  Not Annualized
  **  Annualized

                     SAFECO RESOURCE SERIES TRUST

                     BOARD OF TRUSTEES:
                     Randall H. Talbot, Chairman
                     Barbara J. Dingfield
                     David F. Hill
                     Richard E. Lundgren
                     Larry L. Pinnt
                     John W. Schneider

                     OFFICERS:
                     David F. Hill, President
                     Ronald L. Spaulding
                       Vice President and Treasurer
                     David H. Longhurst
                       Vice President and Controller
                     Scott D. Murphy
                       Assistant Controller

                     INVESTMENT ADVISOR:
                     SAFECO Asset
                       Management Company

                     DISTRIBUTOR:
                     SAFECO Securities, Inc.

                     TRANSFER AGENT:
                     SAFECO Services Corporation

                     CUSTODIAN:
                     State Street Bank

                            [RE- Printed on Recycled Paper.
                            CY-
                            CLED
                            LOGO]

                     This report must be preceded or
                     accompanied by a current prospectus.

                     -Registered Trademark- A registered trademark of SAFECO Corporation.

[LOGO] SAFECO(R)                                       PRSRT BOUND
       SAFECO LIFE INSURANCE COMPANY                 PRINTED MATTER
       5069 154th Place NE                              BULK RATE
       REDMOND WA 98052                                US POSTAGE
                                                          PAID
                                                         SAFECO


SINCE ITS FOUNDING, SAFECO LIFE INSURANCE COMPANY HAS CONSISTENTLY GROWN TO MEET ITS CLIENTS NEEDS. TODAY, SAFECO LIFE OFFERS A LIFETIME OF QUALITY FINANCIAL SOLUTIONS, INCLUDING INDIVIDUAL LIFE INSURANCE, GROUP AND DISABILITY INSURANCE PROGRAMS, EMPLOYER RETIREMENT PLANS AND ANNUITIES.

SAFECO LIFE DEMONSTRATES A LONG-TERM COMMITMENT TO EXCELLENCE THAT IS IN KEEPING WITH THE NATURE OF INSURANCE AND FINANCIAL SERVICES.

CONSERVATIVE MANAGEMENT, DISCIPLINED UNDERWRITING, AND SOUND INVESTMENT PRACTICES HAVE ENABLED SAFECO LIFE TO ESTABLISH A CONSISTENT RECORD OF PROFITABILITY AND EARN A PLACE AMONG INDUSTRY LEADERS FOR FINANCIAL STRENGTH. WHILE FINANCIAL STRENGTH DOES NOT IMPACT OR GUARANTEE POLICYHOLDER INVESTMENT PERFORMANCE, IT DOES SIGNIFICANTLY AFFECT A COMPANY'S ABILITY TO MEET ITS CLAIMS-PAYING OBLIGATIONS.

(R)Registered Trademark of SAFECO Corporation